UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06146
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Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.
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(Exact name of registrant as specified in charter)

950 Tower Lane, Suite 1900 Foster, City, CA 94404
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(Address of principal executive offices) (Zip code)

Barbara V. Bailey
Bailard, Biehl & Kaiser, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404
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(Name and address of agents for service)

Registrant's telephone number, including area code: (800) 882-8383
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Date of fiscal year end: September 30, 2004
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Date of reporting period: March 31, 2004
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ITEM 1. REPORTS TO STOCKHOLDERS.

Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.
--------------------------------------------------------------------------------


Table of Contents

Stockholder Letter ........................................................    1

Cognitive Value Fund
Schedule of Investments ...................................................    6

Enhanced Growth Fund
Schedule of Investments ...................................................   17

International Equity Fund
Schedule of Investments ...................................................   22

Bond Opportunity Fund
Schedule of Investments ...................................................   34

Statement of Assets and Liabilities .......................................   39

Statement of Operations ...................................................   40

Statement of Changes in Net Assets ........................................   41

Financial Highlights ......................................................   42

Notes to Financial Statements .............................................   46

Federal Income Tax Information ............................................   52

April 21, 2004

Dear Stockholder:

We are pleased to present your Bailard, Biehl & Kaiser Opportunity Fund Group semi-annual stockholders' report for the six months ended March 31, 2004. In this letter, we discuss a period of generally rising equity markets and subdued bond returns, when (at least until the March 2004 Spanish train bombings) investors seemed to focus more on economic and corporate fundamentals than on the War on Terrorism. We also review the performance of the Bailard, Biehl & Kaiser Cognitive Value Fund, the Bailard, Biehl & Kaiser Enhanced Growth Fund, the Bailard, Biehl & Kaiser International Equity Fund and the Bailard, Biehl & Kaiser Bond Opportunity Fund in this investment environment.

Market Overview*

The six-month period covered by this report opened with the global equity markets coming off a minor pause in their robust rebound from their March 2003 lows. Last year's stock market rally had originally been sparked by U.S. military success in Iraq; however, despite the welcome capture of Saddam Hussein in December, during the fourth quarter of 2003, the markets appeared to be more interested in economic and corporate fundamentals than in developments in the War on Terrorism.

Here investors found plenty to like. Robust consumer spending, a strong housing sector and increased capital expenditures helped U.S. real GDP grow at a handsome 4.1% annualized rate in the fourth quarter of 2003, following an 8.2% surge in the previous quarter. Inflation remained tame despite increases in oil, gold and some other commodity prices. With leaner operations and a cyclical upturn in their favor, American companies generated earnings that continued to surpass analysts' expectations. Driven by strong growth in China (which is now the world's fourth largest trading nation and an increasingly important consumer of goods and services), economic conditions generally continued to improve overseas as well. As a result, global equity markets capped off a banner 2003 with double-digit returns in the fourth quarter.

The new year began on the same upward trend. It was not until later in the first quarter of 2004 that the global stock market rally finally began to experience some resistance. First, concerns about the lack of domestic employment growth led some to question the viability of the U.S. economic recovery. Then, the March 11, 2004 bomb attacks in Madrid refocused investors' attention on terrorism, putting downward pressure on European and other world stock markets. The net effect was that the American and European stock markets ended the first quarter on only a slightly positive note.

These trends are reflected in the performance of the major stock market indices. In the U.S., the S&P 500 stock index rose 12.2% in the fourth quarter of 2003 but only gained 1.7% in the first quarter of 2004, for a total return of 14.1% for the six months from September 30, 2003 to March 31, 2004. The technology sector lagged the broad market, with the NASDAQ 100 losing some ground in the first quarter. Value stocks tended to outperform growth, and small capitalization stocks did better than large.

Overseas, the MSCI All-Country World Free ex-U.S. international stock index (in U.S. dollar terms) rose 17.1% in the fourth quarter and 4.8% in the first quarter, gaining a striking 22.8% over the entire six months. Soaring commodities prices, coupled with investors' increasing appetite for risk, drove emerging market countries (particularly in Eastern Europe and Latin America) to outperform developed countries. Japan enjoyed a first quarter 2004 stock market rally that was fueled by improving economic news and signs of bank reform. Despite some volatility, overall the dollar weakened during this period. For the entire half year, the euro gained 5.6% and the yen gained 6.5% versus the greenback, boosting returns for U.S.-based investors who placed money overseas.

U.S. bond returns were generally flat in the fourth quarter of 2003 as interest rates rose slightly, but turned positive in the first quarter of 2004 as rates reversed course. The yield on the ten-year U.S. Treasury bond moved from 3.9% on September 30, 2003 to 4.3% at year's end before settling back again to 3.8% on March 31, 2004 on changing perceptions regarding the strength of the American economic recovery. When all the dust had settled, the Merrill Lynch U.S. Treasury Master index rose 2.5% for the six months, with most of that return coming from income rather than price appreciation. Within the U.S. bond market, the best returns came from inflation-indexed debt and corporate bonds (the lower the rating the better).

On the whole, foreign government bonds, as measured by the Salomon Brothers Non-U.S.$ World Government Bond index (fully hedged), underperformed U.S. Treasury debt, rising only 1.7% for the six-month period. Canada was one of the best performing overseas markets, while Japan and the U.K. were among the laggards.

A Closer Look at Your Funds:

The following table provides some historic performance data for the Funds. It is followed by a more detailed discussion of each Fund's performance during the six months covered by this report.

Standardized Total Returns for Investment Periods Ended March 31, 2004:
---------------------------------- ------------ ----------------------------- -----------------
                                                          5 Years                 10 Years
                                      1 Year           (Annualized)             (Annualized)
---------------------------------- ------------ ----------------------------- -----------------
Cognitive Value Fund                 57.86%        9.38% (since 5/30/01)1           N/A
---------------------------------- ------------ ----------------------------- -----------------
Enhanced Growth Fund                 35.03%       -7.82% (since 5/30/01)1           N/A
---------------------------------- ------------ ----------------------------- -----------------
International Equity Fund            59.12%                1.83%                   4.63%
---------------------------------- ------------ ----------------------------- -----------------
Bond Opportunity Fund                 4.71%                3.69%                   4.66%
---------------------------------- ------------ ----------------------------- -----------------

1 Partial period only.  Annualized returns from 5/30/01 inception to 3/31/04.

The performance data quoted in the above table and elsewhere in this letter represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Morningstar ratings given later in this letter are for the periods indicated and are subject to change monthly. Performance information current as to the most recent month-end and the most current Morningstar ratings may be obtained by contacting BB&K Fund Services at (800) 882-8283.

The figures in the above table reflect the average annual total return over the period indicated that would equate an initial amount invested in shares of each Fund to the ending redeemable value of such shares, assuming all dividends and distributions by the Fund were reinvested at net asset value. The returns shown do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares.

Cognitive Value Fund: The Cognitive Value Fund rose 15.6% during the fourth quarter of 2003, and 5.2% during the first quarter of 2004, for a total return of 21.7% over the six months ended March 31, 2004. Results were impressive on an absolute basis, with returns well in excess of the broader U.S. stock market, as measured by the S&P 500. At the same time, the Fund did not keep pace with its benchmark, the Wilshire Small Value index, which returned 24.8% over the six months.

Most of the divergence from benchmark can be attributed to unfavorable results from certain of the Cognitive Value Fund's behavioral finance techniques, notably its strategy of avoiding stocks whose prices are likely to reflect excessive analyst and investor optimism. During this period, investors continued to favor speculative companies with unpredictable earnings streams over those with more prudent business models and stable financial results.

Recent trends indicate that speculative stock fever may be abating, an event which, if it occurred, would tend to be positive for the Cognitive Value Fund's relative performance. Small-cap value stock valuations, though no longer cheap after the past year's gains, still appear to us to be reasonable at an average price-to-book value of under two times. However, from present levels, we believe the exceptional returns of the last six to twelve months are unlikely to repeat themselves in the coming year.

Enhanced Growth Fund: The Enhanced Growth Fund rose 12.4% in the fourth quarter of 2003 but fell -3.6% in the first quarter of 2004, for a total return of 8.3% over the six months ended March 31, 2004. The Fund's semi-annual return fell short of the 10.5% gain registered by its benchmark, the NASDAQ 100.

Having closely tracked its benchmark during the fourth quarter of 2003, the Enhanced Growth Fund fell behind at the beginning of this year as stocks with lower (or nonexistent) earnings and higher valuations rallied significantly. Though the Fund had broad representation in the affected industry groups, it was underexposed to the more speculative names within each group, particularly in the communications equipment sector.

The Enhanced Growth Fund did not make any investments in initial public offerings (IPOs) or private placements over this period, nor did it write any covered call options. Though there have been few openings for it to seek out special investment opportunities in the past six months, we are currently planning to attempt to take small positions in suitable high technology IPOs as they become available, as we sense the environment for such investing has improved.

International Equity Fund: The International Equity Fund rose 17.1% in the fourth quarter of 2003 and 4.7% in the first quarter of 2004, for a total return of 22.6% over the six months ended March 31, 2004. Although the Fund manager does not currently use an index to internally evaluate the performance of the Fund, these results closely tracked the MSCI All-Country World Free (ex-U.S.) index.** Moreover, the International Equity Fund is pleased to note that it has received the following Morningstar risk-adjusted return ratings for periods ended March 31, 2004: three years - four stars (out of 371 funds), five years - four stars (out of 277 funds), 10 years - three stars (out of 75 funds) and overall - four stars (out of 371 funds) for Morningstar's Foreign Large Blend Equity category. (For each fund with at least a three-year history, Morningstar calculates a Morningstar rating based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more of an emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The overall Morningstar rating for a fund is derived from a weighted average of the performance figures associated with its three, five and ten-year (if applicable) Morningstar rating metrics.) Effective country selection, particularly overweighting selected emerging market countries, has helped the Fund perform well relative to its peers.

As of the date of this  letter,  the  International  Equity  Fund  continued  to de-emphasize Europe and emphasize Asia (ex-Japan), due to the latter's attractive valuations and positive growth outlook. Both in Europe and in Asia the Fund favored smaller markets, such as Austria, Norway, Sweden, the Czech Republic, Russia, Turkey, India, Thailand and Indonesia. The Fund maintained a neutral position in Japan. Although valuations seem cheap and there appears to be significant potential for increasing profit margins through cost cutting and consolidation, if Japan's economic recovery continues, it could have the perverse effect of reducing pressure for financial system and regulatory reform.

Bond Opportunity Fund: The Bond Opportunity Fund was flat in the fourth quarter of 2003 and rose 2.3% in the first quarter of 2004, for a total return of 2.3% over the six months ended March 31, 2004. The Fund's return was short of the 2.7% return registered by its benchmark, an 80%/20% mix of the Merrill Lynch Corporate/Government Master index and the Salomon Brothers Non-US$ World Government Bond index (fully hedged).

An overweight position in corporate bonds (especially BBB-rated), an underweight position in U.S. Treasury bonds and exposure to non-benchmark assets (like preferred stocks and inflation-indexed debt) had a positive impact upon the Fund's returns. However, the Funds' shorter duration (a more precise measure than average maturity of a bond portfolio's sensitivity to changes in interest rates) pulled down performance as interest rates fell in the first quarter. Overweighting non-U.S. bonds also was a slight negative, although taking on some foreign currency exposure (i.e. hedging less than the Fund's 100% norm) was a positive in this period of dollar weakness.

With U.S. bond yields near 40-year lows and corporate yield spreads versus Treasuries now quite narrow, U.S. bonds do not currently appear to be very attractively valued. Bond prices and returns would likely decline over the course of 2004 if a recovering economy pushes interest rates and inflation higher. On the other hand, bonds as an asset class can provide a potential safe haven if the U.S. economy or the stock market were to falter, thereby offering the possibility of bonds playing an important "insurance" role in a diversified portfolio.

Closing Comments

We are pleased with the positive returns earned by all of our funds, particularly the 20%+ gains in the International Equity Fund and Cognitive Value Fund over the six-month time period covered by this report. We are also pleased with the relative performance of the International Equity Fund versus its peers. The Bond Opportunity Fund has provided positive returns and stability in an uncertain environment. The Cognitive Value Fund has provided investors exposure to what has been one of the most profitable sectors of the U.S. stock market in recent years.

In the first three weeks since the end of March, the investment markets have been buffeted by several developments. The March payroll data provided long-awaited evidence of meaningful job creation in the U.S. Coupled with new signs of inflationary pressure, this has led bond yields to rise in anticipation of future Fed interest rate hikes. At the same time, renewed violence in Iraq has underscored some of the geopolitical risks facing the world today. All of this has tended to increase the volatility in the equity markets.

It is important as always for investors to avoid emotional overreactions to these recent events by adhering to their long-term investment strategies. For our part, we will continue to look for new areas of investment opportunity and to monitor the risk profile of each of our Funds relative to their respective benchmarks.

As we discussed in our September 30, 2003 annual stockholders' report, the International Equity Fund has adopted a 2% redemption fee on all sales and exchanges of shares held for 31 days or less (with the exception of dividend reinvestments and certain retirement accounts). The redemption fee, which became effective as of February 28, 2004, is designed to discourage short-term traders from investing in the Fund.

Please feel free to contact one of BB&K Fund Services Inc.'s client service counselors at 800-882-8383 if you have any questions or would like to discuss the Funds in greater detail. We continue to appreciate your confidence and support.

Sincerely,





Peter M. Hill                               Burnie E. Sparks, Jr., CFA
Chairman                                    President


*The index performance data quoted in the Market Overview section and elsewhere in this letter represent past performance and are no indication of future results. The S&P 500 is a commonly used capitalization-weighted index of 500 widely held U.S. stocks, as calculated by Standard & Poors, a division of McGraw-Hill. The NASDAQ 100 is a commonly used modified capitalization-weighted index that measures the performance of the 100 largest non-financial companies listed on the National Market Tier of the NASDAQ Stock Market, Inc. The Wilshire Small Value index is a commonly used capitalization-weighted index that measures the performance of the small cap value stocks as determined by Wilshire on the basis of size, price to book and price to earnings. The MSCI All-Country World Free ex-U.S. index is a commonly used Morgan Stanley Capital International index that measures the performance of equities available to foreign investors in 48 developed and emerging market countries outside of the United States. It is presented in U.S. dollar terms, gross of the withholding tax on foreign dividends. The Merrill Lynch U.S. Treasury Master index is a commonly used index that measures the performance of U.S. Treasury bonds with a maturity of greater than one year. The Merrill Lynch Corporate/Government Master index is a commonly used index that measures the performance of the broad U.S. dollar investment grade debt universe, excluding mortgage and asset-backed securities. The Salomon Brothers Non-US$ World Government Bond index is a commonly used index that measures the performance of government debt with maturities of at least one year issued by twenty developed market countries outside of the United States. Returns are presented 100% currency-hedged in U.S. dollar terms. Neither the Merrill Lynch Corporate/Government Master index nor the Salomon Brothers Non-US$ World Government Bond index measures the performance of the bond markets in developing countries, in which the Bond Fund can invest. All market indices are unmanaged and are presented on a total return basis, with dividends reinvested.

** Since April 2001, the Fund manager has not used an index to evaluate the performance of the International Equity Fund internally. Currently, the Morningstar Foreign Large Blend Equity category is being used for performance comparison purposes.

The Cognitive Value Fund invests in small cap stocks, which have specific risks. These risks include, but are not limited to, greater volatility than investments in larger capitalization stocks. The Enhanced Growth Fund invests primarily in the high technology sector and may invest in private placements and initial public offerings. Each of these investment strategies has specific risks. These risks include, but are not limited to, sector concentration risk in a volatile sector and the risk of investing in private or newly public, unseasoned companies. The International Equity Fund and the Bond Opportunity Fund invest in international securities in developed and emerging market countries, which have specific risks. These risks include, but are not limited to, changes in currency exchange rates, lack of accurate public information and the higher risks that accompany investing in securities of issuers located in emerging market countries. The Bond Opportunity Fund invests primarily in debt securities, which have specific risks. These risks include, but are not limited to, interest rate risk (the risk that rising interest rates will cause bond prices to fall). For more information about these and other risks, please see the Funds' prospectus.

The views expressed in this letter reflect events only through the date of this letter. These views are subject to change at any time. This report does not constitute a prospectus for use in the purchase or sale of shares of any Fund or a recommendation with respect to any securities mentioned in this report. This letter is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Investors should consider the investment objectives, risks and charges and expenses of an investment carefully before investing. The prospectus contains this and other information about the Funds. Investors should read the prospectus carefully before investing. For a copy of the prospectus, please contact BB&K Fund Services' Investor Services Department at (800) 882-8383. BB&K Fund Services, Inc. is a wholly owned subsidiary of Bailard, Biehl & Kaiser, Inc.

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)

        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        EQUITY SECURITIES (97.7%)

        FINANCIAL (21.3%)
        Banks (12.9%)
        1st Source Corp.                                    9,300      $ 228,966
        American Capital Strategies, Ltd.                  17,800        591,672
   *    BankUnited Financial Corp. - Class A               24,000        712,800
        BSB Bancorp, Inc.                                  18,000        694,800
        Capitol Bancorp, Ltd.                              14,600        395,660
        Chittenden Corp.                                    8,000        264,000
        Colonial BancGroup, Inc.                           17,500        323,750
        Community Bank System, Inc.                        13,900        643,292
        Corus Bankshares, Inc.                             11,900        479,451
   *    FirstFed Financial Corp.                            4,600        212,198
        IndyMac Bancorp, Inc.                              19,200        696,768
   *    Local Financial Corp.                              16,000        348,800
        Mid-State Bancshares                                9,000        212,850
        Raymond James Financial, Inc.                      28,500        708,225
   *    Silicon Valley Bancshares                           9,200        298,448
        South Financial Group, Inc.                        22,000        650,980
   *    Sterling Financial Corp.                            6,900        254,541
        UMB Financial Corp.                                10,855        550,348
        Webster Financial Corp.                             8,100        410,751
   *    WFS Financial, Inc.                                 6,000        259,920
        Whitney Holding Corp.                               9,000        375,660
                                                                     -----------
        Total Banks                                                    9,313,880
                                                                     ===========

        Consumer Finance (1.2%)
   *    CompuCredit Corp.                                  33,000        697,620
   *    Metris Companies, Inc.                             25,000        201,000
                                                                     -----------
        Total Consumer Finance                                           898,620
                                                                     ===========

        Diverse Financial Services (1.8%)
        BankAtlantic Bancorp, Inc. - Class A               14,000        237,440
        LaBranche & Co.                                    12,000        134,520
        LNR Property Corp.                                 18,100        968,893
                                                                     -----------
        Total Diverse Financial Services                               1,340,853
                                                                     ===========

        Insurance-Life/Health (2.0%)
        AmerUs Group Co.                                    4,600        185,610
        Delphi Financial Group, Inc. - Class A             15,900        668,118
        StanCorp Financial Group, Inc.                      9,000        587,250
                                                                     -----------
        Total Insurance-Life/Health                                    1,440,978
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        FINANCIAL   (Continued)
        Insurance-Multi-Line   (0.6%)
        Alfa Corp.                                          9,000      $ 122,490
        American Financial Group, Inc.                     11,000        328,130
                                                                     -----------
        Total Insurance-Multi-Line                                       450,620
                                                                     ===========

        Insurance-Property/Casualty   (1.6%)
   *    Ohio Casualty Corp.                                 5,000         99,950
   *    ProAssurance Corp.                                 22,000        770,000
        Selective Insurance Group, Inc.                     7,300        256,011
                                                                     -----------
        Total Insurance-Property/Casualty                              1,125,961
                                                                     ===========

        Reinsurance   (1.2%)
        Odyssey Re Holdings Corp.                          32,600        880,200
                                                                     -----------

        Total Financial                                               15,451,112
                                                                     ===========

        CONSUMER DISCRETIONARY   (18.3%)
        Apparel & Accessory   (0.6%)
        Kellwood Co.                                       11,000        431,750
                                                                     ===========

        Auto Parts & Equipment   (2.5%)
   *    Aftermarket Technology Corp.                       15,400        226,226
   *    American Axle & Manufacturing Holdings, Inc.       12,800        471,680
        ArvinMeritor, Inc.                                  8,500        168,555
        BorgWarner, Inc.                                    3,400        288,422
        Dana Corp.                                         21,400        425,004
        Sauer-Danfoss, Inc.                                18,500        252,895
                                                                     -----------
        Total Auto Parts & Equipment                                   1,832,782
                                                                     ===========

        Broadcasting & Cable   (0.6%)
   *    Crown Media Holdings, Inc.                         18,700        151,283
        Liberty Corp.                                       6,500        300,755
                                                                     -----------
        Total Broadcasting & Cable                                       452,038
                                                                     ===========

        Casinos & Gaming   (1.2%)
   *    Aztar Corp.                                        34,000        833,340
                                                                     ===========

        Department Stores   (0.5%)
        Neiman Marcus Group, Inc. - Class A                 6,500        350,610
                                                                     ===========

        Footwear   (0.5%)
   *    Maxwell Shoe Co., Inc. - Class A                   14,900        335,399
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        CONSUMER DISCRETIONARY   (Continued)
        General Merchandise   (0.2%)
   *    Big Lots, Inc.                                     11,000      $ 159,500
                                                                     ===========

        Homebuilding   (2.1%)
        Beazer Homes USA, Inc.                              6,000        635,460
        M/I Homes, Inc.                                     2,500        118,200
        Standard Pacific Corp.                             12,500        750,000
                                                                     -----------
        Total Homebuilding                                             1,503,660
                                                                     ===========

        Home Furnishings   (0.6%)
        Furniture Brands International, Inc.                5,700        183,540
   *    Interface, Inc. - Class A                          33,000        262,350
                                                                     -----------
        Total Home Furnishings                                           445,890
                                                                     ===========

        Hotels   (0.9%)
        Extended Stay America, Inc.                        17,200        333,164
   *    Gaylord Entertainment Co.                           4,500        139,050
        Marcus Corp.                                       11,600        201,260
                                                                     -----------
        Total Hotels                                                     673,474
                                                                     ===========

        Housewares & Specialty   (0.8%)
   *    American Greetings Corp. - Class A                 18,800        428,076
        Russ Berrie & Co., Inc.                             4,000        140,000
                                                                     -----------
        Total Housewares & Specialty                                     568,076
                                                                     ===========

        Leisure Products   (0.2%)
   *    MarineMax, Inc.                                     5,000        132,850
                                                                     ===========

        Publishing & Printing   (0.7%)
   *    Martha Stewart Living Omnimedia, Inc.              10,000        110,000
        Media General, Inc. - Class A                       6,000        403,680
                                                                     -----------
        Total Publishing & Printing                                      513,680
                                                                     ===========

        Restaurants   (0.9%)
        IHOP Corp.                                          7,400        254,856
        Landry's Restaurants, Inc.                         13,700        408,671
                                                                     -----------
        Total Restaurants                                                663,527
                                                                     ===========

        Retail-Apparel   (1.2%)
   *    AnnTaylor Stores Corp.                             17,500        749,000
   *    Payless ShoeSource, Inc.                           10,000        139,600
                                                                     -----------
        Total Retail-Apparel                                             888,600
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        CONSUMER DISCRETIONARY   (Continued)
        Specialty Stores   (4.8%)
   *    BJ's Wholesale Club, Inc.                          16,000      $ 407,200
        Boise Cascade Corp.                                16,000        554,400
   *    CSK Auto Corp.                                      7,200        130,392
        Haverty Furniture Cos., Inc.                       19,500        414,960
        Pep Boys-Manny, Moe & Jack                         30,000        832,500
        United Auto Group, Inc.                            14,300        391,248
   *    West Marine, Inc.                                  22,800        726,180
                                                                     -----------
        Total Specialty Stores                                         3,456,880
                                                                     ===========

        Total Consumer Discretionary                                  13,242,056
                                                                     ===========

        TECHNOLOGY   (16.4%)
        Application Software   (0.0%)
   *    PalmSource, Inc.                                    2,013         36,576
                                                                     ===========

        Computer Hardware   (0.3%)
   *    Intergraph Corp.                                    9,000        217,620
                                                                     ===========

        Computer Storage/Peripherals   (0.4%)
   *    Applied Films Corp.                                 3,000         83,700
   *    Electronics for Imaging, Inc.                       7,000        171,990
                                                                     -----------
        Total Computer Storage/Peripherals                               255,690
                                                                     ===========

        Electronic Equipment/Instruments   (2.5%)
   *    Aeroflex, Inc.                                     30,200        406,492
   *    Benchmark Electronics, Inc.                        27,000        849,960
   *    Checkpoint Systems, Inc.                           14,000        264,600
   *    Identix, Inc.                                      45,000        260,055
                                                                     -----------
        Total Electronic Equipment/Instruments                         1,781,107
                                                                     ===========

        Internet Software & Services   (0.9%)
   *    InfoSpace, Inc.                                     2,000         77,740
   *    Openwave Systems, Inc.                             31,600        421,544
   *    Sonicwall, Inc.                                    18,000        160,560
                                                                     -----------
        Total Internet Software & Services                               659,844
                                                                     ===========

        IT Consulting & Services   (1.4%)
   *    MPS Group, Inc.                                    60,000        667,200
   *    Perot Systems Corp. - Class A                      26,000        345,800
                                                                     -----------
        Total IT Consulting & Services                                 1,013,000
                                                                     ===========

        Office Electronics   (0.4%)
        Ikon Office Solutions, Inc.                        25,000        320,000
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        TECHNOLOGY   (Continued)
        Semiconductors   (4.3%)
   *    Exar Corp.                                         17,000      $ 314,500
   *    Fairchild Semiconductor International, Inc.
          - Class A                                         9,000        216,270
   *    Integrated Device Technology, Inc.                 16,000        240,000
   *    Integrated Silicon Solution, Inc.                  35,000        620,900
   *    International Rectifier Corp.                      20,600        947,394
   *    Skyworks Solutions, Inc.                           30,000        349,800
   *    Zoran Corp.                                        23,000        399,280
                                                                     -----------
        Total Semiconductors                                           3,088,144
                                                                     ===========

        Services-Data Processing   (1.0%)
   *    eFunds Corp.                                       36,700        601,880
   *    Pegasus Solutions, Inc.                            10,000        116,800
                                                                     -----------
        Total Services-Data Processing                                   718,680
                                                                     ===========

        Systems Software   (1.1%)
   *    Activision, Inc.                                   23,500        371,770
   *    Ascential Software Corp.                           20,075        440,044
                                                                     -----------
        Total Systems Software                                           811,814
                                                                     ===========

        Telecom Equipment   (4.1%)
   *    3Com Corp.                                         23,000        162,380
   *    Advanced Fibre Communications, Inc.                18,000        396,540
   *    Anixter International, Inc.                        31,000        875,750
        Black Box Corp.                                    11,000        589,490
   *    Oplink Communications, Inc.                       105,000        263,550
   *    Polycom, Inc.                                      26,000        551,980
   *    Sycamore Networks, Inc.                            30,000        122,400
                                                                     -----------
        Total Telecom Equipment                                        2,962,090
                                                                     ===========

        Total Technology                                              11,864,565
                                                                     ===========

        INDUSTRIAL   (15.9%)
        Aerospace/Defense   (0.6%)
   *    DRS Technologies, Inc.                             16,700        467,266
                                                                     ===========

        Air Freight & Couriers   (0.8%)
        Ryder System, Inc.                                 15,000        580,950
                                                                     ===========

        Airlines   (0.4%)
   *    Alaska Air Group, Inc.                              8,000        197,280
   *    Atlantic Coast Airlines Holdings, Inc.             15,000        109,050
                                                                     -----------
        Total Airlines                                                   306,330
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        INDUSTRIAL   (Continued)
        Building Products   (1.9%)
   *    Griffon Corp.                                      40,000      $ 864,000
   *    NCI Building Systems, Inc.                         22,500        527,850
                                                                     -----------
        Total Building Products                                        1,391,850
                                                                     ===========

        Construction & Engineering   (1.0%)
   *    Integrated Electrical Services, Inc.               37,200        418,128
   *    Quanta Services, Inc.                              18,000        127,440
   *    URS Corp.                                           5,200        149,656
                                                                     -----------
        Total Construction & Engineering                                 695,224
                                                                     ===========

        Electrical Component   (0.5%)
   *    Genlyte Group, Inc.                                 6,100        341,844
                                                                     ===========

        Industrial Conglomerates   (0.7%)
        Tredegar Corp.                                     33,500        490,105
                                                                     ===========

        Machinery Construction/Farming   (0.9%)
   *    Terex Corp.                                        16,900        624,793
                                                                     ===========

        Machinery Industrial   (2.5%)
        Albany International Corp. - Class A                6,000        161,340
        Circor International, Inc.                         20,300        458,780
   *    Esco Technologies, Inc.                             3,000        138,360
   *    Kadant, Inc.                                       29,200        608,820
        Kennametal, Inc.                                    3,400        140,318
        Lincoln Electric Holdings, Inc.                    10,000        281,500
                                                                     -----------
        Total Machinery Industrial                                     1,789,118
                                                                     ===========

        Railroads   (0.3%)
        Florida East Coast Industries, Inc. - Class A       6,500        232,830
                                                                     ===========

        Services-Diversified/Commercial   (1.2%)
   *    NCO Group, Inc.                                    15,000        350,550
   *    Sourcecorp, Inc.                                   19,300        511,450
                                                                     -----------
        Total Services-Diversified/Commercial                            862,000
                                                                     ===========

        Services-Employment   (0.3%)
        Kelly Services, Inc. - Class A                      8,000        236,880
                                                                     ===========

        Services-Office/Supplies   (0.2%)
   *    United Stationers, Inc.                             3,100        130,510
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        INDUSTRIAL   (Continued)
        Trade Companies & Distribution   (3.4%)
   *    Avnet, Inc.                                        12,000      $ 293,880
        Hughes Supply, Inc.                                12,200        639,280
        MSC Industrial Direct Co. - Class A                23,100        691,845
        Watsco, Inc.                                       29,800        864,200
                                                                     -----------
        Total Trade Companies & Distribution                           2,489,205
                                                                     ===========

        Trucking   (1.2%)
   *    Dollar Thrifty Automotive Group, Inc.              13,000        328,510
   *    Yellow Roadway Corp.                               17,000        572,390
                                                                     -----------
        Total Trucking                                                   900,900
                                                                     ===========

        Total Industrial                                              11,539,805
                                                                     ===========

        MATERIALS   (6.6%)
        Chemicals-Specialty   (2.8%)
        Cambrex Corp.                                       5,000        134,500
        Cytec Industries, Inc.                             16,000        569,120
        Minerals Technologies, Inc.                        13,300        759,430
   *    OM Group, Inc.                                      8,000        243,200
        RPM International, Inc.                            20,000        330,800
                                                                     -----------
        Total Chemicals-Specialty                                      2,037,050
                                                                     ===========

        Construction Materials   (1.1%)
        Amcol International Corp.                          38,100        664,845
        Eagle Materials, Inc.                               2,300        135,355
                                                                     -----------
        Total Construction Materials                                     800,200
                                                                     ===========

        Diverse Metal/Mining   (0.3%)
   *    Stillwater Mining Co.                               6,000         94,200
        Usec, Inc.                                         17,000        143,650
                                                                     -----------
        Total Diverse Metal/Mining                                       237,850
                                                                     ===========

        Forest Products   (2.2%)
        Louisiana-Pacific Corp.                            60,000      1,548,000
                                                                     ===========

        Steel   (0.2%)
        Gibraltar Steel Corp.                               2,700         66,366
        Ryerson Tull, Inc.                                  4,900         64,141
                                                                     -----------
        Total Steel                                                      130,507
                                                                     ===========

        Total Materials                                                4,753,607
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        UTILITIES   (5.6%)
        Electric Utilities   (2.0%)
   *    CMS Energy Corp.                                   20,000      $ 179,000
        OGE Energy Corp.                                   27,700        732,388
        PNM Resources, Inc.                                 5,100        153,255
        Unisource Energy Corp.                             15,900        390,663
                                                                     -----------
        Total Electric Utilities                                       1,455,306
                                                                     ===========

        Gas Utilities   (2.7%)
        AGL Resources, Inc.                                10,500        304,710
        Piedmont Natural Gas Co., Inc.                     10,000        422,200
        South Jersey Industries, Inc.                      19,200        785,472
   *    Southern Union Co.                                 22,260        421,827
                                                                     -----------
        Total Gas Utilities                                            1,934,209
                                                                     ===========

        Multi-Utilities   (0.9%)
        Avista Corp.                                       24,600        465,432
        Oneok, Inc.                                         8,000        180,400
                                                                     -----------
       Total Multi-Utilities                                            645,832
                                                                     ===========

        Total Utilities                                                4,035,347
                                                                     ===========

        ENERGY   (5.2%)
        Oil & Gas-Drilling   (0.2%)
        Helmerich & Payne, Inc.                             5,000        143,250
                                                                     ===========

        Oil & Gas-Equipment/Services   (0.8%)
   *    Offshore Logistics, Inc.                           16,500        380,325
   *    Oil States International, Inc.                      4,600         61,824
   *    Universal Compression Holdings, Inc.                4,000        131,600
                                                                     -----------
        Total Oil & Gas-Equipment/Services                               573,749
                                                                     ===========

        Oil & Gas-Exploration/Production   (3.2%)
   *    Encore Acquisition Co.                             11,700        324,090
   *    Energy Partners, Ltd.                              38,100        508,635
   *    Houston Exploration Co.                             6,000        268,380
   *    Southwestern Energy Co.                            17,000        410,040
   *    Spinnaker Exploration Co.                           7,000        251,440
   *    Westport Resources Corp.                           16,800        554,232
                                                                     -----------
        Total Oil & Gas-Exploration/Production                         2,316,817
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        ENERGY  (Continued)
        Oil & Gas-Integrated   (0.3%)
   *    Tesoro Petroleum Corp.                             12,000      $ 225,480
                                                                     ===========

        Oil & Gas-Refining/Marketing   (0.7%)
        Overseas Shipholding Group, Inc.                   13,000        474,500
                                                                     ===========

        Total Energy                                                   3,733,796
                                                                     ===========

        HEALTH   (4.7%)
        Biotechnology   (0.8%)
   *    Invitrogen Corp.                                    2,000        143,380
   *    Nabi Biopharmaceuticals                            28,000        435,400
                                                                     -----------
        Total Biotechnology                                              578,780
                                                                     ===========

        Healthcare-Equipment   (0.4%)
        Analogic Corp.                                      5,200        236,548
   *    CONMED Corp.                                        3,200         94,528
                                                                     -----------
        Total Healthcare-Equipment                                       331,076
                                                                     ===========

        Healthcare-Facility   (2.0%)
   *    Curative Health Services, Inc.                     10,000        134,000
   *    Genesis HealthCare Corp.                            9,000        219,150
   *    Hanger Orthopedic Group, Inc.                      28,000        505,400
   *    Kindred Healthcare, Inc.                            5,000        251,500
   *    Province Healthcare Co.                            20,000        318,000
                                                                     -----------
        Total Healthcare-Facility                                      1,428,050
                                                                     ===========

        Healthcare-Distributors/Services   (0.6%)
   *    Accredo Health, Inc.                               11,300        430,530
                                                                     ===========

        Healthcare-Supplies   (0.5%)
   *    Sola International, Inc.                           14,500        337,125
                                                                     ===========

        Pharmaceuticals   (0.4%)
   *    Impax Laboratories, Inc.                            5,000        111,850
        Valeant Pharmaceuticals International               8,200        195,734
                                                                     -----------
        Total Pharmaceuticals                                            307,584
                                                                     ===========

        Total Health                                                   3,413,145
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        CONSUMER STAPLES   (2.6%)
        Agricultural Product   (0.7%)
        Corn Products International, Inc.                   9,000      $ 360,000
        Fresh Del Monte Produce, Inc.                       5,500        141,680
                                                                     -----------
        Total Agricultural Product                                       501,680
                                                                     ===========

        Packaged Foods   (0.7%)
        American Italian Pasta Co. - Class A                4,000        159,720
   *    Hain Celestial Group, Inc.                          4,000         88,360
   *    J & J Snack Foods Corp.                             3,000        135,540
   *    Ralcorp Holdings, Inc.                              4,000        121,720
                                                                     -----------
        Total Packaged Foods                                             505,340
                                                                     ===========

        Personal Products   (0.3%)
   *    Elizabeth Arden, Inc.                               9,000        190,080
                                                                     ===========

        Retail-Food   (0.1%)
        Casey's General Stores, Inc.                        6,000         99,600
                                                                     ===========

        Tobacco   (0.8%)
        Universal Corp.                                    11,300        574,266
                                                                     ===========

        Total Consumer Staples                                         1,870,966
                                                                     ===========

        TELECOMMUNICATIONS   (1.1%)
        Integrated Telecom Services   (0.2%)
        CT Communications, Inc.                            10,050        138,992
                                                                     ===========

        Wireless Telecom Services   (0.9%)
   *    American Tower Corp. - Class A                     29,500        334,825
   *    Crown Castle International Corp.                   28,000        353,640
                                                                     -----------
        Total Wireless Telecom Services                                  688,465
                                                                     ===========

        Total Telecommunications                                         827,457
                                                                     ===========

        Total Equity Securities
        (Cost: $51,888,464)                                           70,731,856
                                                                     ===========

        INVESTMENT COMPANIES   (1.7%)
        iShares Russell 2000 Value Index Fund               3,100        530,720
        iShares S & P SmallCap 600/BARRA Value Index Fund   6,700        716,833
                                                                     ===========

        Total Investment Companies
        (Cost: $1,215,174)                                             1,247,553
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------
                                                         Principal
                                                           Amount       Value
                                                         ---------     ---------

        SHORT-TERM SECURITIES   (1.6%)
        TIME DEPOSIT   (1.6%)
        Wells Fargo
        0.50%, 4/01/04
        (Cost: $1,200,000)                              $1,200,000  $ 1,200,000
                                                                    ------------

        TOTAL INVESTMENTS   (101.0%)                                 73,179,409
        (Identified Cost: $54,303,638)
        LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)                  (754,351)
                                                                    ------------

        NET ASSETS   (100.0%)                                       $72,425,058
                                                                    ===========


   *    Non-income producing security



                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)

        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        EQUITY SECURITIES   (94.9%)

        TECHNOLOGY   (45.2%)
        Application Software   (3.6%)
   *    Citrix Systems, Inc.                               16,900      $ 365,378
   *    Intuit, Inc.                                       18,000        807,840
   *    PeopleSoft, Inc.                                   38,100        704,469
   *    Siebel Systems, Inc.                               45,000        517,950
                                                                     -----------
        Total Application Software                                     2,395,637
                                                                     ===========

        Computer Hardware   (5.0%)
   *    Apple Computer, Inc.                               34,000        919,700
   *    Dell, Inc.                                         62,000      2,084,440
   *    Sun Microsystems, Inc.                             77,900        324,064
                                                                     -----------
        Total Computer Hardware                                        3,328,204
                                                                     ===========

        Electronic Equipment/Instrument   (0.8%)
   *    Flextronics International, Ltd.                    30,800        530,376
                                                                     ===========

        Internet Software & Services   (2.2%)
   *    Check Point Software Technologies, Ltd.            15,000        341,550
   *    Yahoo!, Inc.                                       22,200      1,078,698
                                                                     -----------
        Total Internet Software & Services                             1,420,248
                                                                     ===========

        Semiconductor Equipment   (3.4%)
   *    Applied Materials, Inc.                            57,000      1,218,660
   *    KLA-Tencor Corp.                                   15,000        755,250
   *    Novellus Systems, Inc.                              9,200        292,468
                                                                     -----------
        Total Semiconductor Equipment                                  2,266,378
                                                                     ===========

        Semiconductors   (12.6%)
   *    Altera Corp.                                       38,000        777,100
   *    Broadcom Corp. - Class A                           14,000        548,380
        Intel Corp.                                       135,000      3,672,000
        Linear Technology Corp.                            25,000        925,500
        Maxim Integrated Products, Inc.                    26,700      1,257,303
        Microchip Technology, Inc.                         12,000        318,720
   *    Xilinx, Inc.                                       22,000        836,000
                                                                     -----------
        Total Semiconductors                                           8,335,003
                                                                     ===========

        Services-Data Processing   (1.8%)
   *    Fiserv, Inc.                                       12,000        429,240
        Paychex, Inc.                                      22,000        783,200
                                                                     -----------
        Total Services-Data Processing                                 1,212,440
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        TECHNOLOGY   (Continued)
        Systems Software   (15.3%)
        Adobe Systems, Inc.                                15,000      $ 591,450
   *    Electronic Arts, Inc.                              17,000        917,320
        Microsoft Corp.                                   218,000      5,443,460
   *    Oracle Corp.                                      130,000      1,561,300
   *    Symantec Corp.                                     19,600        907,480
   *    VERITAS Software Corp.                             26,300        707,733
                                                                     -----------
        Total Systems Software                                        10,128,743
                                                                     ===========

        Trade Companies/Distributors   (0.5%)
        CDW Corp.                                           5,000        338,050
                                                                     ===========

        Total Technology                                              29,955,079
                                                                     ===========

        TELECOMMUNICATIONS   (17.1%)
        Telecom Equipment   (13.6%)
   *    Cisco Systems, Inc.                               150,000      3,528,000
   *    Comverse Technology, Inc.                          17,700        321,078
   *    JDS Uniphase Corp.                                100,000        407,000
   *    Juniper Networks, Inc.                             12,500        325,125
   *    QLogic Corp.                                        8,400        277,284
        Qualcomm, Inc.                                     55,000      3,653,100
   *    Research in Motion, Ltd.                            5,400        503,874
                                                                     -----------
        Total Telecom Equipment                                        9,015,461
                                                                     ===========

        Wireless Telecom Services   (3.5%)
   *    Nextel Communications, Inc. - Class A              77,000      1,904,210
   *    PanAmSat Corp.                                     18,300        447,984
                                                                     -----------
        Total Wireless Telecom Services                                2,352,194
                                                                     ===========

        Total Telecommunications                                      11,367,655
                                                                     ===========

        CONSUMER DISCRETIONARY   (14.5%)
        Broadcasting & Cable   (3.5%)
   *    Comcast Corp. - Class  A                           60,000      1,724,400
   *    EchoStar Communications Corp. - Class A            18,200        596,050
                                                                     -----------
        Total Broadcasting & Cable                                     2,320,450
                                                                     ===========

        Movies & Entertainment   (0.5%)
   *    Pixar                                               5,000        322,300
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        CONSUMER DISCRETIONARY   (continued)
        Restaurants   (1.8%)
   *    Starbucks Corp.                                    31,000    $ 1,170,250
                                                                     ===========

        Retail-Catalog   (2.0%)
   *    InterActiveCorp                                    41,000      1,295,190
                                                                     ===========

        Retail-Computer/Electronics   (0.2%)
        Garmin, Ltd.                                        3,500        149,485
                                                                     ===========

        Specialty Stores   (6.5%)
   *    Amazon.com, Inc.                                   15,000        649,200
   *    Bed Bath & Beyond, Inc.                            23,000        960,480
   *    eBay, Inc.                                         30,000      2,079,900
   *    Staples, Inc.                                      25,000        634,750
                                                                     -----------
        Total Specialty Stores                                         4,324,330
                                                                     ===========

        Total Consumer Discretionary                                   9,582,005
                                                                     ===========

        HEALTH   (12.7%)
        Biotechnology   (9.6%)
   *    Amgen, Inc.                                        36,000      2,094,120
   *    Biogen Idec, Inc.                                  24,990      1,389,444
   *    Chiron Corp.                                       18,900        831,789
   *    Genzyme Corp.                                      20,000        940,800
   *    Gilead Sciences, Inc.                              16,000        892,320
   *    MedImmune, Inc.                                    10,000        230,800
                                                                     -----------
        Total Biotechnology                                            6,379,273
                                                                     ===========

        Healthcare-Distribution/Services   (0.4%)
   *    Patterson Dental Co.                                4,000        274,440
                                                                     ===========

        Healthcare-Equipment   (1.3%)
        Biomet, Inc.                                       22,350        857,346
                                                                     ===========

        Pharmaceuticals   (1.4%)
        Teva Pharmaceutical Industries, Ltd., ADR          14,000        887,740
                                                                     ===========

        Total Health                                                   8,398,799
                                                                     ===========

        INDUSTRIAL   (4.0%)
        Airfreight and Couriers   (0.6%)
        Expeditors International of Washington, Inc.       10,000        394,900
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        INDUSTRIAL   (continued)
        Airlines   (0.3%)
   *    Ryanair Holdings Plc., ADR                          5,000      $ 170,950
                                                                     ===========

        Machinery Construction/Farming   (0.8%)
        Paccar, Inc.                                        9,450        531,468
                                                                     ===========

        Services-Diversified/Commercial   (2.3%)
   *    Apollo Group, Inc. - Class A                       10,000        861,100
        Cintas Corp.                                       16,000        695,840
                                                                     -----------
        Total Services-Diversified/Commercial                          1,556,940
                                                                     ===========

        Total Industrial                                               2,654,258
                                                                     ===========

        CONSUMER STAPLES   (0.9%)
        General Merchandise   (0.9%)
   *    Costco Wholesale Corp.                             16,000        600,960
                                                                     -----------

        Total Consumer Staples                                           600,960
                                                                     ===========

        MATERIALS   (0.5%)
        Chemicals   (0.5%)
        Sigma-Aldrich Corp.                                 6,200        343,108
                                                                     ===========

        Total Materials                                                  343,108
                                                                     ===========

        Total Equity Securities
        (Cost: $50,126,983)                                           62,901,864
                                                                     ===========

        INVESTMENT COMPANIES   (4.5%)
        NASDAQ-100 Index Tracking Stock
        (Cost: $2,945,897)                                 84,000      3,011,400
                                                                     ===========

                                                         Principal
                                                          Amount
                                                        ----------
        SHORT-TERM SECURITIES   (0.7%)
        TIME DEPOSIT   (0.7%)
        Wells Fargo
        0.50%, 4/01/04
        (Cost: $464,000)                                 $464,000        464,000
                                                         ========    ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                                       Value
                                                                     ---------

        TOTAL INVESTMENTS   (100.1%)                               $ 66,377,264
        (Identified Cost: $53,536,880)
        LIABILITIES IN EXCESS OF OTHER ASSETS   (-0.1%)                 (68,255)
                                                                   -------------

        NET ASSETS   (100.0%)                                      $ 66,309,009
                                                                   =============




   *    Non-income producing security



                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)

        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        EQUITY SECURITIES   (89.5%)

        AUSTRALIA   (1.0%)
        Australia & New Zealand Banking Group, Ltd.           15,000   $ 217,125
        BHP Billiton, Ltd.                                    51,628     483,233
        Coca Cola Amatil, Ltd.                                40,000     208,269
        National Australia Bank, Ltd.                         10,000     236,669
        News Corp., Ltd.                                      32,168     289,301
        QBE Insurance Group, Ltd.                             15,000     128,031
                                                                     -----------
        Total Australia                                                1,562,628
                                                                     ===========

        AUSTRIA   (1.4%)
    *   Bank Austria Creditanstalt                             9,722     516,126
        Erste Bank der oesterreichischen Sparkassen AG         2,000     299,360
        EVN AG                                                 5,113     280,678
        Mayr-Melnhof Karton AG                                 2,500     313,830
        OMV AG                                                 1,963     371,499
        Voestalpine AG                                         2,500     113,673
        Weinerberger AG                                       10,000     331,803
                                                                     -----------
        Total Austria                                                  2,226,969
                                                                     ===========

        BELGIUM   (1.2%)
        Bekaert NV                                             7,000     386,243
        Colruyt NV                                             5,000     555,463
        KBC Bankverzekeringsholding                            4,500     263,230
    *   Mobistar SA                                           10,000     656,233
                                                                     -----------
        Total Belgium                                                  1,861,169
                                                                     ===========

        BRAZIL   (1.8%)
    *   Banco Bradesco SA                                      3,672     175,097
    *   Banco Itau Holding Financeira SA                   3,100,000     287,561
        Banco Itau Holding Financeira SA, ADR                  4,300     201,111
        Brasil Telecom Participacoes SA, ADR                   1,000      34,150
        Centrais Eletricas Brasileiras SA, ADR                16,000     103,877
        Centrais Eletricas Brasilieras SA - Class B       15,900,000     206,182
        Companhia Energetica de Minas Gerais, ADR             14,500     253,025
    *   Companhia Vale do Rio Doce, ADR                       11,000     603,900
        Empresa Brasileira de Aeronautica SA, ADR              7,195     230,959
        Petrobras-Petroleo Brasileiro SA, ADR                 13,400     395,836
        Petrobras-Petroleo Brasileiro SA, ADR                  7,400     247,900
    *   Tele Centro Oeste Celular Participacoes SA, ADR        1,766      20,291
        Telecomunicacoes Brasileiras SA, ADR                   5,300     168,805
                                                                     -----------
        Total Brazil                                                   2,928,694
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        CANADA   (2.6%)
        Bank of Nova Scotia                                   2,500    $ 134,678
        BCE, Inc.                                             6,500      136,454
        Canfor Corp.                                         30,000      318,661
    *   CFM Corp.                                            10,000       77,991
        EnCana Corp.                                          5,000      215,674
        Falconbridge, Ltd.                                    5,500      144,421
    *   GSI Lumonics, Inc.                                   15,000      208,864
    *   Inco, Ltd.                                            3,500      120,186
        Magna International, Inc. - Class A                   3,200      251,690
        Methanex Corp.                                       63,700      709,582
        National Bank of Canada                              10,000      348,564
    *   Nortel Networks Corp.                                55,000      322,655
        Petro-Canada                                          4,000      175,370
    *   Quebecor, Inc.- Class B                               9,700      179,718
        Ritchie Bros. Auctioneers, Inc.                       3,800      213,522
        Royal Bank of Canada                                  2,700      128,503
    *   Ultra Petroleum Corp.                                14,000      423,435
                                                                     -----------
        Total Canada                                                   4,109,968
                                                                     ===========

        CZECH REPUBLIC   (0.8%)
        Cesky Telecom AS                                     23,000      292,430
        CEZ AS                                               73,000      523,394
        Komercni Banka AS                                     3,600      436,178
                                                                     -----------
        Total Czech Republic                                           1,252,002
                                                                     ===========

        FINLAND   (1.1%)
        Nokia Oyj                                            47,600      975,707
        Nokia Oyj, ADR                                       41,500      841,620
                                                                     -----------
        Total Finland                                                  1,817,327
                                                                     ===========

        FRANCE   (3.7%)
    *   Alcatel SA                                           13,000      205,128
        Arcelor                                              19,500      353,702
        Aventis SA                                            6,470      497,334
        AXA                                                  13,080      272,937
        BNP Paribas SA                                       12,580      768,804
        Bouygues SA                                           3,000      103,228
        Carrefour SA                                          6,400      315,699
        Eiffage SA                                            1,200      184,777
    *   France Telecom SA                                    15,400      394,020


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        FRANCE   (continued)
        Renault SA                                            5,300    $ 367,017
        Sanofi-Synthelabo SA                                  4,200      274,327
        Societe Generale                                      2,000      170,817
        Total SA                                             10,380    1,905,744
                                                                     -----------
        Total France                                                   5,813,534
                                                                     ===========

        GERMANY   (5.0%)
        Allianz AG                                            5,990      653,740
        BASF AG                                               3,200      162,608
    *   Bayerische Hypo-und Vereinsbank AG                   30,585      600,623
        Commerzbank AG                                        5,500       93,138
        DaimlerChrysler AG                                   12,000      501,096
        Deutsche Bank AG                                     10,000      830,122
        Deutsche Post AG                                      6,000      134,417
    *   Deutsche Telekom AG                                  60,860    1,094,938
        Douglas Holdings AG                                   7,000      201,294
        E.ON AG                                               7,500      494,939
    *   Freenet.de AG                                         8,090      762,337
        Metro AG                                              2,500      106,914
    *   MobilCom AG                                          33,050      672,993
        Puma AG                                               4,000      879,892
        SAP AG                                                2,100      330,328
        Siemens AG                                            5,000      369,284
                                                                     -----------
        Total Germany                                                  7,888,663
                                                                     ===========

        GREECE   (1.3%)
        OPAP SA                                              35,000      591,838
        Public Power Corp.                                   24,770      622,191
        Technical Olympic SA                                 90,000      373,831
        Titan Cement Co. SA                                  10,000      442,158
                                                                     -----------
        Total Greece                                                   2,030,018
                                                                     ===========

        HONG KONG   (3.3%)
        Bank of East Asia, Ltd.                             125,000      377,835
        BOC Hong Kong (Holdings), Ltd.                       70,000      133,421
        Brilliance China Automotive Holdings, Ltd.          550,000      259,431
        Cathay Pacific Airways, Ltd.                        120,000      244,895
        Cheung Kong Holdings, Ltd.                           35,000      293,123
        China Mobile (Hong Kong), Ltd.                       90,000      266,265
        Citic Pacific, Ltd.                                 100,000      282,373
    *   CNOOC, Ltd.                                         750,000      317,670
        Denway Motors, Ltd.                                 600,000      685,397
        Hang Lung Group, Ltd.                               120,000      178,665


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        HONG KONG   (continued)
        Henderson Land Development Co., Ltd.                 50,000    $ 239,376
        Hopewell Holdings, Ltd.                             100,000      196,378
        Hutchison Whampoa, Ltd.                              20,000      143,754
        Li & Fung, Ltd.                                     154,000      235,217
    *   Lianhua Supermarket Holdings, Ltd. - Class H        350,000      404,307
        New World Development Co., Ltd.                     190,000      174,366
        SmarTone Telecommunications Holdings, Ltd.          125,000      136,374
        Sun Hung Kai Properties, Ltd.                        34,000      310,932
        Swire Pacific, Ltd. - Class A                        42,000      284,363
                                                                     -----------
        Total Hong Kong                                                5,164,142
                                                                     ===========

        INDIA   (2.1%)
        Bharat Forge, Ltd.                                   34,000      571,626
        Grasim Industries, Ltd.                              11,850      291,870
        Hero Honda Motors, Ltd.                              41,000      463,115
        Infosys Technologies, Ltd., ADR                       3,060      250,002
    *   Maruti Udyog, Ltd.                                   26,800      306,731
        Reliance Industries, Ltd.                            34,000      421,320
    *   State Bank of India, GDR                              8,000      312,000
        Tata Iron and Steel Co., Ltd.                        44,000      388,623
        Zee Telefilms, Ltd.                                 102,950      318,192
                                                                     -----------
        Total India                                                    3,323,479
                                                                     ===========

        INDONESIA   (1.9%)
        PT Aneka Tambang Tbk                              1,250,000      178,811
        PT Astra International Tbk                          720,000      449,816
        PT Bank Central Asia Tbk                          1,000,000      426,228
    *   PT Indocement Tunggal Prakarsa Tbk                1,625,000      360,542
        PT Indonesian Satellite Corp. Tbk                   700,000      314,708
    *   PT Lippo Bank Tbk                                 3,545,500      238,064
* ^ @   PT Lippo Bank Tbk - Certificates of Entitlement   5,580,000            0
        PT Telekomunikasi Indonesia Tbk                   1,193,500      975,594
                                                                     -----------
        Total Indonesia                                                2,943,763
                                                                     ===========

        ITALY   (0.8%)
        Assicurazione Generali SpA                            8,000      204,096
        Banca Intesa SpA                                     30,000       99,172
        ENI SpA                                              20,000      402,096
        Telecom Italia Mobile SpA                            37,500      211,985
    *   Telecom Italia SpA (Savings Shares)                  79,679      181,147
        UniCredito Italiano SpA                              30,000      143,044
                                                                     -----------
        Total Italy                                                    1,241,540
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        JAPAN   (16.8%)
        Asahi Diamond Industrial Co., Ltd.                  100,000    $ 619,984
        Casio Computer Co., Ltd.                             85,000    1,011,487
        Citizen Electronics Co., Ltd.                        19,350    1,199,668
        Citizen Watch Co., Ltd.                              40,000      396,790
        Eisai Co., Ltd.                                      25,000      677,657
        Exedy Corp.                                          18,000      267,141
        Fuji Soft ABC, Inc.                                   8,000      342,193
        Gulliver International Co., Ltd.                      6,000      568,078
        Hitachi, Ltd.                                        75,000      581,775
        Honda Motor Co., Ltd.                                12,000      553,660
    *   Janome Sewing Machine Co., Ltd.                     500,000      687,269
        KDDI Corp.                                              200    1,128,466
        Komatsu, Ltd.                                        50,000      317,201
        Mitsubishi Tokyo Financial Group, Inc.                  100      990,051
        Nippon Mining Holdings, Inc.                         85,000      403,614
        Nissan Motor Co., Ltd.                              125,000    1,399,769
        Nisshin Steel Co., Ltd.                             250,000      550,296
        Nitto Denko Corp.                                    10,000      549,815
        Nomura Holdings, Inc.                                40,000      728,601
        NTT DoCoMo, Inc.                                        210      464,267
    *   Oki Electric Industry Co., Ltd.                     160,000      758,206
        Park24 Co., Ltd.                                     14,000      449,464
        Sammy Corp.                                          26,000    1,002,163
        Sapporo Holdings Ltd.                               120,000      426,779
        Sony Corp.                                           24,000    1,005,815
        Sumitomo Mitsui Financial Group, Inc.                    50      370,068
        Takeda Chemical Industries, Ltd.                     12,000      535,204
        TDK Corp.                                             7,500      573,124
        Toho Pharmaceutical Co., Ltd.                        70,000      918,441
        Tostem Inax Holding Corp.                            32,000      707,454
        Toyota Motor Corp.                                   40,000    1,491,806
        UFJ Holdings, Inc.                                      100      636,324
    *   Yahoo Japan Corp.                                        60      732,446
    *   Yahoo Japan Corp., W/I                                   60      709,377
        Yamada Denki Co., Ltd.                               30,000    1,173,643
        Yamaha Corp.                                         60,000    1,121,738
        Yamaha Motor Co., Ltd.                               35,000      481,425
                                                                     -----------
        Total Japan                                                   26,531,259
                                                                     ===========

        MALAYSIA   (0.1%)
        Malaysian International Shipping Corp. Berhad        50,000      177,632
                                                                     -----------
        Total Malaysia                                                   177,632
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        MEXICO   (0.4%)
        America Movil SA de CV                                3,250    $ 125,612
    *   America Telecom SA de CV A1                          50,000      100,716
        Cemex SA de CV, ADR                                   3,995      119,131
        Grupo Televisa SA, ADR                                2,100       99,414
        Telefonos de Mexico SA de CV, ADR- Class L            3,600      125,676
        Wal-Mart de Mexico SA de CV                          31,300       95,301
                                                                     -----------
        Total Mexico                                                     665,850
                                                                     ===========

        NETHERLANDS   (3.8%)
        ABN AMRO Holding NV                                  35,000      780,659
    *   ASML Holding NV                                      20,000      366,458
        DSM NV                                                1,000       44,646
        Fortis                                               10,000      212,723
        ING Groep NV                                         27,000      593,264
    *   Koninklijke (Royal) KPN NV                           25,000      195,088
        Koninklijke (Royal) P&O Nedlloyd NV                   6,000      233,368
    *   Koninklijke (Royal) P&O Nedlloyd NV - Rights          6,000       33,991
        Koninklijke (Royal) Philips Electronics NV           22,020      636,731
        Nutreco Holding NV                                    6,500      214,953
        Oce NV                                               15,000      255,673
        Randstad Holding NV                                  18,500      493,342
        Reed Elsevier NV                                     15,000      197,976
        Royal Dutch Petroleum Co.                            32,000    1,519,904
        Unilever NV                                           4,000      276,011
                                                                     -----------
        Total Netherlands                                              6,054,787
                                                                     ===========

        NORWAY   (2.6%)
        DNB NOR ASA                                          76,500      501,395
    *   Fred. Olsen Energy ASA                               50,000      364,121
        Kongsberg Gruppen ASA                                10,000      149,290
        Norsk Hydro ASA                                      18,500    1,164,022
        Norske Skogindustrier ASA                             6,200      120,102
        Orkla ASA                                             9,500      272,581
    *   Petroleum Geo-Services ASA                            5,000      233,402
        Statoil ASA                                          17,500      213,466
    *   Tandberg ASA                                         20,000      191,528
    *   Tandberg Data ASA                                    62,500      159,303
        Telenor ASA                                          97,500      675,954
    *   Yara International ASA                               18,500      134,186
                                                                     -----------
       Total Norway                                                   4,179,350
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        PORTUGAL   (0.5%)
    *   Banco Comercial Portugues SA                         45,000    $ 111,154
        Brisa-Auto Estradas de Portugal SA                   33,000      225,073
        Electricidade de Portugal SA                         60,000      169,588
        Portugal Telecom, SGPS SA                            27,460      307,085
                                                                     -----------
        Total Portugal                                                   812,900
                                                                     ===========

        RUSSIA   (2.9%)
    *   AO VimpelCom, ADR                                     5,000      519,950
        GMK Norilsk Nickel, ADR                              20,000    1,510,000
        LUKOIL, ADR                                          17,900    2,223,180
        OAO Gazprom, ADR                                      8,000      302,400
                                                                     -----------
        Total Russia                                                   4,555,530
                                                                     ===========

        SINGAPORE   (2.2%)
        Allgreen Properties, Ltd.                           340,000      215,004
        Capitaland, Ltd.                                    190,000      190,425
    *   Chartered Semiconductor Manufacturing, Ltd.         150,000      141,387
        Keppel Corp., Ltd.                                   75,000      326,622
        Oversea-Chinese Banking Corp., Ltd.                  55,000      403,579
        SembCorp Industries, Ltd.                           320,000      293,990
        Singapore Airlines, Ltd.                             48,000      314,989
        Singapore Press Holdings, Ltd.                       15,000      169,128
        Singapore Telecommunications, Ltd.                  202,000      280,781
        United Overseas Bank, Ltd.                           75,000      599,553
        Venture Corp., Ltd.                                  15,000      172,707
        Want Want Holdings, Ltd.                            309,000      392,430
                                                                     -----------
        Total Singapore                                                3,500,595
                                                                     ===========

        SOUTH KOREA   (1.8%)
        Daelim Industrial Co., Ltd.                          17,000      593,135
        Hana Bank                                            18,000      372,890
        INI Steel Co.                                        15,000      157,006
        Samsung Electronics Co., Ltd.                         2,500    1,247,329
        Samsung SDI Co., Ltd.                                 3,000      439,618
                                                                     -----------
        Total South Korea                                              2,809,978
                                                                     ===========


        SPAIN   (2.8%)
        ACS Actividades de Construccion y Servicios SA        7,576      370,544
        Aldeasa SA                                           12,000      325,167
    *   Antena 3 de Television SA                               314       14,470
        Banco Bilbao Vizcaya Argentaria SA                   28,066      371,461
        Banco Popular Espanol SA                              8,000      468,162


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        SPAIN   (continued)
        Banco Santander Central Hispano SA                   30,000    $ 326,273
        Iberdrola SA                                         20,000      412,910
        Promotora de Informaciones SA (Prisa)                40,000      710,796
        Repsol YPF SA                                        20,000      414,385
    *   Telefonica SA                                        62,890      951,385
                                                                     -----------
        Total Spain                                                    4,365,553
                                                                     ===========

        SWEDEN   (2.6%)
        AB Lindex                                             7,000      181,003
        AB SKF - Class B                                     11,000      398,207
    *   Elanders AB - Class B                                21,000      245,051
        ForeningsSparbanken AB                               24,000      445,547
        Hennes & Mauritz AB - Class B                         6,000      161,511
        Nordea Bank AB                                       63,000      430,231
    *   OMHEX AB                                             15,000      209,844
        Svenska Handelsbanken AB - Class A                   21,000      396,815
    *   Telefonaktiebolaget LM Ericsson - Class B           370,000    1,025,420
        TeliaSonera AB                                       48,000      207,497
        Volvo AB - Class B                                   14,000      461,326
                                                                     -----------
        Total Sweden                                                   4,162,452
                                                                     ===========

        SWITZERLAND   (5.5%)
        Credit Suisse Group                                  20,000      693,058
        Nestle SA                                             4,000    1,019,852
        Novartis AG                                          36,000    1,528,831
    *   Phoenix Mecano AG                                     1,210      355,784
    *   PubliGroupe SA                                        1,400      455,303
        Roche Holding AG                                     10,000      976,832
        Sika AG                                               1,000      489,403
        Sulzer AG                                             1,600      397,837
        UBS AG                                               22,500    1,671,271
        Zehnder Group AG                                        750      680,822
    *   Zurich Financial Services AG                          3,000      473,024
                                                                     -----------
        Total Switzerland                                              8,742,017
                                                                     ===========

        TAIWAN   (0.2%)
        Yuanta Core Pacific Securities Co.                  345,418      267,319
                                                                     -----------
        Total Taiwan                                                     267,319
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        THAILAND   (2.1%)
        Bangkok Expressway Public Co., Ltd.                 306,200    $ 170,596
        Banpu Public Co., Ltd.                              209,294      697,931
        Italian-Thai Development Public Co., Ltd.           160,000      397,048
        Land & Houses Public Co., Ltd.                    1,420,000      455,383
        PTT Exploration and Production Public Co., Ltd.     146,400      961,418
        Siam Cement Public Co., Ltd.                         39,000      248,155
        Siam City Cement Public Co., Ltd.                    23,500      137,567
        Thai Airways International Public Co., Ltd.         200,000      296,666
                                                                     -----------
        Total Thailand                                                 3,364,764
                                                                     ===========

        TURKEY   (1.3%)
        Akbank TAS                                       30,000,000      159,817
        Aksigorta AS                                     59,500,000      207,163
    *   Eregli Demir ve Celik Fabrikalari TAS             6,000,000      227,169
        Haci Omer Sabanci Holding AS                     28,333,332      134,767
        Nortel Networks Netas Telekomunikasyon AS        12,039,000      373,356
    *   Turkcell Iletisim Hizmetleri AS                  14,439,000      205,487
        Turkiye Garanti Bankasi AS                       19,000,000       68,322
    *   Turkiye Is Bankasi                               44,000,000      197,565
    *   Vestel Electronik Sanayi ve Ticaret AS           95,000,000      426,560
                                                                     -----------
        Total Turkey                                                   2,000,206
                                                                     ===========

        UNITED KINGDOM   (15.9%)
        Anglo American, Plc.                                 50,000    1,191,846
        AstraZeneca, Plc.                                    27,085    1,255,903
        Barclays, Plc.                                      120,000    1,056,948
        Big Food Group, Plc.                                125,000      319,326
        BP, Plc.                                            250,600    2,100,177
        BP, Plc., ADR                                         5,000      256,000
    *   British Airways, Plc.                                70,000      355,716
        British Land Co., Plc.                               50,000      599,599
        BT Group, Plc.                                       75,000      243,975
        Burberry Group, Plc.                                 40,000      262,261
        Diageo, Plc.                                         45,000      586,366
        Enterprise Inns, Plc.                               122,400    1,375,587
        GlaxoSmithKline, Plc.                                79,044    1,551,494
        HBOS, Plc.                                           18,800      254,991
        HSBC Holdings, Plc.                                 157,500    2,341,743
        Inchcape, Plc.                                       65,000    1,750,093
        Investec, Plc.                                       17,000      340,241
        Johnson Matthey, Plc.                                17,000      274,786
        Man Group, Plc.                                      30,000      964,320


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        UNITED KINGDOM   (continued)
        National Grid Transco, Plc.                          70,000    $ 553,193
    *   Premier Oil, Plc.                                    42,000      440,753
        Royal Bank of Scotland Group, Plc.                   51,200    1,560,144
        Severn Trent, Plc.                                   50,000      699,302
        Shell Transport & Trading Co., Plc.                 127,700      834,335
        Somerfield, Plc.                                    125,000      346,894
        Taylor Woodrow, Plc.                                 75,000      408,692
        Tesco, Plc.                                          90,000      406,486
        The Sage Group, Plc.                                135,000      447,218
        Unilever, Plc.                                        7,900       78,185
        Vodafone Group, Plc.                                947,441    2,241,865
                                                                     -----------
        Total United Kingdom                                          25,098,439
                                                                     ===========

        Total Equity Securities
           (Cost: $109,395,744)                                      141,452,527
                                                                     ===========

        INVESTMENT COMPANIES   (9.1%)

        BRAZIL   (0.7%)
        iShares MSCI Brazil Index Fund                       63,800    1,071,840
                                                                     ===========

        CANADA   (0.5%)
        iShares MSCI Canada Index Fund                       58,800      857,892
                                                                     ===========

        FRANCE   (1.0%)
        iShares MSCI France Index Fund                       74,700    1,520,892
                                                                     ===========

        GERMANY   (1.9%)
        iShares MSCI Germany Index Fund                     188,600    2,934,616
                                                                     ===========

        ITALY   (0.4%)
        iShares MSCI Italy Index Fund                        33,100      654,056
                                                                     ===========

        JAPAN   (1.2%)
        iShares MSCI Japan Index Fund                       179,600    1,952,252
                                                                     ===========

        NETHERLANDS   (0.4%)
        iShares MSCI Netherlands Index Fund                  39,000      618,540
                                                                     ===========

        SINGAPORE   (0.4%)
        iShares MSCI Singapore Index Fund                   104,000      663,520
                                                                     ===========

        SWEDEN   (0.4%)
        iShares MSCI Sweden Index Fund                       39,300      653,952
                                                                     ===========


                      (See "Notes to Financial Statements")

        BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
        SCHEDULE OF INVESTMENTS
        MARCH 31, 2004 (unaudited)
        (Continued)
        ------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------      ---------
        UNITED KINGDOM   (2.2%)
        iShares MSCI United Kingdom Index Fund              218,000  $ 3,455,300
                                                                     ===========

        Total Investment Companies
           (Cost: $11,737,954)                                        14,382,860
                                                                     ===========

                                                         Principal
                                                           Amount
                                                         ---------
        SHORT-TERM SECURITIES   (1.5%)
        TIME DEPOSIT (1.5%)
        Wells Fargo
        0.50%, 04/01/04
           (Cost: $2,375,000)                           $ 2,375,000   2,375,000
                                                                    ============

        TOTAL INVESTMENTS   (100.1%)
           (Identified Cost: $123,508,698)                          158,210,387
        LIABILITIES IN EXCESS OF OTHER ASSETS:   (-0.1%)               (122,035)
                                                                   -------------

        NET ASSETS:   (100.0%)                                     $158,088,352
                                                                   =============


--------------------------------------------------------------------------

ADR     American Depositary Receipt

GDR     Global Depositary Receipt

W/I     When Issued Security

    *   Non-income producing security

    ^ Illiquid security. On March 31, 2004, this security was valued at $0 or 0.0% of net assets.

   @    Fair valued using procedures approved by the Board of Directors.
        One security was fair valued. On March 31, 2004, this security had a fair value of $0 or 0.0% of net assets (Note 1).



                      (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
INDUSTRY CLASSIFICATIONS
MARCH 31, 2004 (unaudited)

Industry                                                   Percent of Net Assets
--------------------------------------------------------------------------------
Banking                                                            12.3 %
Telecommunications                                                 11.0
Energy Sources                                                     10.2
Health & Personal Care                                              5.2
Financial Services                                                  4.4
Automobiles                                                         4.0
Electronic Components & Instruments                                 4.0
Business & Public Services                                          3.4
Merchandising                                                       3.2
Machinery & Engineering                                             2.7
Utilities-Electrical & Gas                                          2.7
Metals-Non Ferrous                                                  1.9
Recreation and Other Consumer Goods                                 1.9
Construction & Housing                                              1.8
Building Materials & Components                                     1.5
Food & Household Products                                           1.5
Metals-Steel                                                        1.5
Broadcasting & Publishing                                           1.4
Real Estate                                                         1.4
Appliances & Household Durables                                     1.3
Chemicals                                                           1.3
Wholesale and International Trade                                   1.3
Insurance                                                           1.2
Leisure & Tourism                                                   1.2
Multi-Industry                                                      1.1
Beverages & Tobacco                                                 0.9
Gold Mines                                                          0.8
Transportation-Airlines                                             0.8
Data Processing & Reproduction                                      0.6
Textiles & Apparel                                                  0.6
Forestry & Paper Products                                           0.5
Energy Equipment & Services                                         0.4
Industrial Components                                               0.4
Transportation-Road and Rail                                        0.4
Transportation-Shipping                                             0.3
Aerospace & Military Technology                                     0.2
Electrical & Electronics                                            0.2
                                                                  -----
Total Investments in Equity Securities                             89.5
Investment Companies                                                9.1
Time Deposit                                                        1.5
Other Assets/Liabilities                                           (0.1)
                                                                  -----
Net Assets                                                        100.0 %
                                                                  =====


                      (See "Notes to Financial Statements")

 BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
 SCHEDULE OF INVESTMENTS
 MARCH 31, 2004 (unaudited)

 -----------------------------------------------------------------------------------------------------------

                                                    Country of            Par Value
                                                      Origin           (Local Currency)          Value
                                                 ------------------   -----------------    -----------------
 FIXED INCOME SECURITIES   (93.1%)

 BRITISH POUND   (4.6%)
 Glaxo Wellcome, Plc.
 8.750%, 12/01/05                                 United Kingdom               800,000          $ 1,559,011

 National Westminster Bank, Plc.
 7.875%, 09/09/15                                 United Kingdom               500,000            1,103,076
                                                                                           -----------------
 Total British Pound                                                                              2,662,087
                                                                                           =================

 CANADIAN DOLLAR   (2.2%)
 Government of Canada
 6.000%, 06/01/08                                     Canada                 1,500,000            1,264,417
                                                                                           -----------------
 Total Canadian Dollar                                                                            1,264,417
                                                                                           =================

 EURO   (7.6%)
 Casino Guichard-Perrachon SA
 6.000%, 03/06/08                                     France                 2,000,000            2,668,775

 Republic of Italy
 7.250%, 11/01/26                                      Italy                 1,000,000            1,653,176
                                                                                           -----------------
 Total Euro                                                                                       4,321,951
                                                                                           =================

 JAPANESE YEN   (4.4%)
 Fannie Mae
 1.750%, 03/26/08                                  United States           250,000,000            2,523,019
                                                                                           -----------------
 Total Japanese Yen                                                                               2,523,019
                                                                                           =================

 NEW ZEALAND DOLLAR   (1.2%)
 International Finance Corp.
 6.750%, 07/15/09                                 Supranational Bank         1,000,000              690,181
                                                                                           -----------------
 Total New Zealand Dollar                                                                           690,181
                                                                                           =================

 SWEDISH KRONA   (2.0%)
 Swedish Government
 5.000%, 01/28/09                                     Sweden                 8,000,000            1,134,187
                                                                                           -----------------
 Total Swedish Krona                                                                              1,134,187
                                                                                           =================

 UNITED STATES DOLLAR   (71.1%)
 AT&T Corp.
 6.000%, 03/15/09                                  United States                90,000               97,200

 Bank of America Corp.
 7.400%, 01/15/11                                  United States             1,000,000            1,201,972


                     (See "Notes to Financial Statements")

 BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
 SCHEDULE OF INVESTMENTS
 MARCH 31, 2004 (unaudited)
 (Continued)

 -----------------------------------------------------------------------------------------------------------

                                                    Country of            Par Value
                                                      Origin           (Local Currency)          Value
                                                 ------------------   -----------------    -----------------
 UNITED STATES DOLLAR   (Continued)
 Bear Stearns Co., Inc.
 7.800%, 08/15/07                                  United States             1,100,000          $ 1,276,271

 Chubb Corp.
 6.150%, 08/15/05                                  United States             1,000,000            1,059,211

 Comcast Cable Communication Holdings, Inc.
 8.375%, 03/15/13                                  United States               905,000            1,126,120

 Compaq Computer Corp.
 7.650%, 08/01/05                                  United States             1,000,000            1,069,664

 ConAgra Foods, Inc.
 9.875%, 11/15/05                                  United States             1,000,000            1,119,503

 Cordant Technologies, Inc.
 6.625%, 03/01/08                                  United States               555,000              620,933

 Dominion Resources, Inc. - Series B
 7.625%, 07/15/05                                  United States             1,000,000            1,073,386

 Fannie Mae
 6.625%, 11/15/10                                  United States             1,000,000            1,177,487

 Fannie Mae
 6.625%, 11/15/30                                  United States               500,000              598,363

 Federal Home Loan Bank
 5.875%, 02/15/11                                  United States             1,000,000            1,124,213

 Federal Home Loan Bank
 5.125%, 04/22/13                                  United States             1,000,000            1,001,826

 Federal Home Loan Bank
 4.000%, 04/10/15                                  United States             1,000,000            1,000,628

 Freddie Mac
 5.200%, 09/27/12                                  United States             1,000,000            1,016,697

 Gabelli Asset Management, Inc.
 5.500%, 05/15/13                                  United States               500,000              502,650


                     (See "Notes to Financial Statements")

 BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
 SCHEDULE OF INVESTMENTS
 MARCH 31, 2004 (unaudited)
 (Continued)

 -----------------------------------------------------------------------------------------------------------

                                                    Country of            Par Value
                                                      Origin           (Local Currency)          Value
                                                 ------------------   -----------------    -----------------
 UNITED STATES DOLLAR   (Continued)
 General Electric Capital Corp.
 6.500%, 12/10/07                                  United States             1,000,000          $ 1,132,636

 Georgia-Pacific Corp.
 8.125%, 05/15/11                                  United States               250,000              285,000

 Hertz Corp.
 7.625%, 08/15/07                                  United States             1,000,000            1,105,861

 HMH Properties, Inc. - Series B
 7.875%, 08/01/08                                  United States               500,000              521,875

 Honeywell International, Inc.
 9.065%, 06/01/33                                  United States               594,000              851,339

 Inter-American Development Bank
 5.375%, 11/18/08                                 Supranational Bank         2,000,000            2,217,808

 Nextel Communications, Inc.
 9.375%, 11/15/09                                  United States               750,000              819,375

 Pfizer, Inc.
 5.625%, 02/01/06                                  United States               500,000              534,510

 Republic Services, Inc.
 6.750%, 08/15/11                                  United States               500,000              574,983

 SUSA Partnership, LP
 7.500%, 12/01/27                                  United States             1,000,000            1,206,176

 Target Corp.
 7.000%, 07/15/31                                  United States               500,000              591,643

 Tesoro Petroleum Corp. - Series B
 9.000%, 07/01/08                                  United States               750,000              786,562

 U.S. Treasury Bonds
 4.375%, 08/15/12                                  United States             2,000,000            2,108,594

 U.S. Treasury Bonds
 4.250%, 11/15/13                                  United States               500,000              517,364


                     (See "Notes to Financial Statements")

 BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
 SCHEDULE OF INVESTMENTS
 MARCH 31, 2004 (unaudited)
 (Continued)

 -----------------------------------------------------------------------------------------------------------

                                                    Country of            Par Value
                                                      Origin           (Local Currency)          Value
                                                 ------------------   -----------------    -----------------
 UNITED STATES DOLLAR   (Continued)
 U.S. Treasury Bonds
 6.250%, 08/15/23                                  United States               500,000            $ 594,668

 U.S. Treasury Bonds
 6.250%, 05/15/30                                  United States             1,250,000            1,509,523

 U.S. Treasury Notes
 3.250%, 05/31/04                                  United States             1,250,000            1,254,981

 U.S. Treasury Notes
 4.625%, 05/15/06                                  United States             3,000,000            3,188,322

 U.S. Treasury Notes
 5.625%, 05/15/08                                  United States             1,000,000            1,123,672

 U.S. Treasury Notes
 3.250%, 08/15/08                                  United States             2,100,000            2,159,802

 U.S. Treasury Notes Inflation-Indexed
 4.250%, 01/15/10                                  United States             1,000,000            1,319,516

 Waste Management, Inc.
 8.750%, 05/01/18                                  United States             1,000,000            1,172,380
                                                                                           -----------------
 Total United States Dollar                                                                      40,642,714
                                                                                           =================

 Total Fixed Income Securities
 (Cost: $47,583,685)                                                                             53,238,556
                                                                                           =================

                                                                           Shares
                                                                      -----------------
 INVESTMENT COMPANIES   (1.8%)
 iShares GS$ InvesTopTM Corporate
 Bond Fund  (Cost: $993,700)                       United States                 9,100            1,035,944
                                                                                           =================

 PREFERRED STOCK   (2.7%)
 Public Storage, Inc. - Series A, Prfd             United States                26,000              790,920

 Regency Centers Corp., Prfd                       United States                28,000              750,120
                                                                                           =================

 Total Preferred Stock
 (Cost: $1,481,140)                                                                               1,541,040
                                                                                           =================

                     (See "Notes to Financial Statements")

 BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
 SCHEDULE OF INVESTMENTS
 MARCH 31, 2004 (unaudited)
 (Continued)

 -----------------------------------------------------------------------------------------------------------

                                                                          Principal
                                                                           Amount                Value
                                                                      -----------------    -----------------
 SHORT-TERM SECURITIES   (1.7%)
 TIME DEPOSIT   (1.7%)
 Brown Brothers Harriman & Co.
 0.500%, 04/01/04
 (Cost: $985,000)                                                            $ 985,000            $ 985,000
                                                                                           =================

 TOTAL INVESTMENTS    (99.3%)
 (Identified Cost: $51,043,525)                                                                  56,800,540
 OTHER ASSETS LESS LIABILITIES   (0.7%)                                                             383,477
                                                                                           =================

 NET ASSETS   (100.0%)                                                                         $ 57,184,017
                                                                                           =================



                      (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                           COGNITIVE            ENHANCED         INTERNATIONAL           BOND
                                                             VALUE               GROWTH             EQUITY            OPPORTUNITY
                                                              FUND                FUND               FUND                FUND
                                                        ---------------     ---------------     ---------------     ---------------
Assets

Investments, at value                                   $    73,179,409     $    66,377,264     $   158,210,387     $    56,800,540
Foreign currencies, at value
(Identified cost $0, $0, $5,201 and
  $9,296, respectively)                                            --                  --                 1,142                --
Cash                                                               --                  --                 1,884                --
Receivables:
Portfolio securities sold                                       217,321                --                  --                  --
Dividend, interest and recoverable foreign
  taxes receivable                                              130,009                 188             577,300             780,214
Fund shares sold                                                 15,500               6,500                --                50,000
Prepaid expenses                                                  6,370               6,370               8,941               6,381
                                                        ---------------     ---------------     ---------------     ---------------
Total assets                                                 73,548,609          66,390,322         158,799,654          57,637,135
                                                        ---------------     ---------------     ---------------     ---------------

Liabilities

Payables:
Portfolio securities purchased                                  967,662                --               501,481                --
Due to custodian                                                 74,558               6,151                --                78,344
Advisory fees (Note 3)                                           44,739              40,445             128,149              29,068
Fund shares redeemed                                               --                  --                 5,000                --
Dividends                                                          --                  --                  --                    70
Accrued expenses and other liabilities                           36,592              34,717              76,672              49,544
Net unrealized appreciation of forward foreign
  currency exchange contracts (Note 6)                             --                  --                  --               296,092
                                                        ---------------     ---------------     ---------------     ---------------
Total liabilities                                             1,123,551              81,313             711,302             453,118
                                                        ---------------     ---------------     ---------------     ---------------
Net assets                                              $    72,425,058     $    66,309,009     $   158,088,352     $    57,184,017
                                                        ===============     ===============     ===============     ===============
Shares of capital stock issued and outstanding                5,634,999           8,346,849          27,183,317           7,422,959
                                                        ===============     ===============     ===============     ===============
Net asset value, offering and redemption price
  per share                                             $         12.85     $          7.94     $          5.82     $          7.70
                                                        ===============     ===============     ===============     ===============
Shares authorized                                         1,000,000,000       1,000,000,000         100,000,000         100,000,000
Par Value                                                        no par              no par     $        0.0001              no par

Net assets consist of:
Capital paid-in                                         $    54,218,331     $    73,914,478     $   149,019,499     $    56,229,863
Accumulated net investment income (loss)                         15,296            (296,784)            387,271          (1,078,416)
Accumulated net realized loss on investments
  and foreign currencies transactions                          (684,341)        (20,149,069)        (26,028,168)         (3,337,630)
Net unrealized appreciation:
Investments                                                  18,875,772          12,840,384          34,701,689           5,757,015
Foreign currency translation                                       --                  --                 8,061            (386,815)
                                                        ---------------     ---------------     ---------------     ---------------
                                                        $    72,425,058     $    66,309,009     $   158,088,352     $    57,184,017
                                                        ===============     ===============     ===============     ===============
Investments, at cost                                    $    54,303,638     $    53,536,880     $   123,508,698     $    51,043,525
                                                        ===============     ===============     ===============     ===============

                      (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2004 (unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  COGNITIVE          ENHANCED        INTERNATIONAL          BOND
                                                                    VALUE             GROWTH            EQUITY          OPPORTUNITY
                                                                     FUND              FUND              FUND               FUND
                                                                 -----------       -----------        -----------       -----------
Investment Income
Dividends (net of foreign taxes withheld of
  $0, $508, $112,519 and $0)                                     $   436,491       $    99,810        $ 1,343,845       $    86,113
Interest                                                               1,426               366              6,774         1,336,784
                                                                 -----------       -----------        -----------       -----------
Total income                                                         437,917           100,176          1,350,619         1,422,897
                                                                 -----------       -----------        -----------       -----------

Expenses
Administrative service fees                                           37,482            37,323             37,958            37,100
Advisory fee (Note 3)                                                283,559           265,050            700,809           174,982
Custodian fees                                                        29,071            22,905            122,191            27,272
Director fees and expenses (Note 3)                                   10,764            10,615             10,999            10,707
Professional fees                                                     25,178            25,367             35,976            27,750
Registration fees                                                       --               1,715               --                 277
Shareholder reports                                                    1,562             1,403              1,484             1,522
Transfer agent fees                                                   24,721            23,772             24,144            22,925
Other                                                                 10,284             8,810             14,961            10,320
                                                                 -----------       -----------        -----------       -----------
Total expenses                                                       422,621           396,960            948,522           312,855
                                                                 -----------       -----------        -----------       -----------
Net investment income (loss)                                          15,296          (296,784)           402,097         1,110,042
                                                                 -----------       -----------        -----------       -----------

Realized and Unrealized Gain (Loss)
  on Investments and Foreign
  Currency Transactions
Net realized gain (loss) on investments
  and foreign currency transactions                                4,663,600         1,188,971          5,501,295        (1,070,268)
Net change in unrealized gain on investments
  and foreign currency transactions                               11,029,727         6,268,318         22,945,045         1,138,099
                                                                 -----------       -----------        -----------       -----------
Net gain on investments and foreign
  currency transactions                                           15,693,327         7,457,289         28,446,340            67,831
                                                                 -----------       -----------        -----------       -----------
Net increase in net assets resulting
  from operations                                                $15,708,623       $ 7,160,505        $28,848,437       $ 1,177,873
                                                                 ===========       ===========        ===========       ===========

                      (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------

                                                                     COGNITIVE                                ENHANCED
                                                                       VALUE                                   GROWTH
                                                                        FUND                                    FUND
                                                           --------------------------------        --------------------------------
                                                           Period ended         Year ended          Period ended        Year ended
                                                          March 31, 2004       September 30,       March 31, 2004      September 30,
Increase (Decrease) in Net Assets                           (unaudited)            2003             (unaudited)            2003
                                                           ------------        ------------        ------------        ------------

Operations:
Net investment income (loss)                               $     15,296        $    (45,870)       $   (296,784)       $   (605,211)
Net realized gain (loss) on investments
and foreign currency transactions                             4,663,600          (5,347,941)          1,188,971         (14,459,928)
Net change in unrealized gain
on investments and foreign currency
transactions                                                 11,029,727          19,691,714           6,268,318          40,274,004
                                                           ------------        ------------        ------------        ------------
Net increase resulting from operations                       15,708,623          14,297,903           7,160,505          25,208,865
                                                           ------------        ------------        ------------        ------------

Distributions to Stockholders from:
Net investment income                                              --               (54,846)               --                  --
Net realized gains                                                 --               (70,594)               --                  --
                                                           ------------        ------------        ------------        ------------
Total distributions                                                --              (125,440)               --                  --
                                                           ------------        ------------        ------------        ------------
From Share Transactions:
Proceeds from shares sold                                     3,840,720          12,136,511           6,851,700          12,629,876
Value of distributions reinvested                                  --               118,544                --                  --
Cost of shares redeemed                                     (24,225,139)         (6,429,881)        (22,737,024)        (12,475,460)
                                                           ------------        ------------        ------------        ------------
Net increase (decrease) from fund share
transactions                                                (20,384,419)          5,825,174         (15,885,324)            154,416
                                                           ------------        ------------        ------------        ------------
Total increase (decrease) in net assets                      (4,675,796)         19,997,637          (8,724,819)         25,363,281
Net Assets
Beginning of year                                            77,100,854          57,103,217          75,033,828          49,670,547
                                                           ------------        ------------        ------------        ------------
End of year                                                $ 72,425,058        $ 77,100,854        $ 66,309,009        $ 75,033,828
                                                           ============        ============        ============        ============
Accumulated net investment income (loss)                   $     15,296        $       --          $   (296,784)       $       --
                                                           ============        ============        ============        ============

Number of Fund Shares
Sold                                                            317,533           1,225,034             871,067           1,921,982
Issued for distributions reinvested                                --                13,670                --                  --
Redeemed                                                     (1,981,239)           (715,213)         (2,759,637)         (2,045,358)
                                                           ------------        ------------        ------------        ------------
Net increase (decrease) in share activity                    (1,663,706)            523,491          (1,888,570)           (123,376)
                                                           ============        ============        ============        ============

                      (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    INTERNATIONAL                                BOND
                                                                       EQUITY                                OPPORTUNITY
                                                                        FUND                                     FUND
                                                          ---------------------------------       ---------------------------------
                                                           Period ended        Year ended          Period ended         Year ended
                                                          March 31, 2004      September 30,       March 31, 2004       September 30,
Increase (Decrease) in Net Assets                          (unaudited)            2003              (unaudited)            2003
                                                          -------------       -------------       -------------       -------------
Operations:
Net investment income (loss)                              $     402,097       $   1,352,637       $   1,110,042       $   2,873,879
Net realized gain (loss) on investments
and foreign currency transactions                             5,501,295          (2,225,930)         (1,070,268)            540,698
Net change in unrealized gain
on investments and foreign currency
transactions                                                 22,945,045          27,331,044           1,138,099             223,886
                                                          -------------       -------------       -------------       -------------
Net increase resulting from operations                       28,848,437          26,457,751           1,177,873           3,638,463
                                                          -------------       -------------       -------------       -------------

Distributions to Stockholders from:
Net investment income                                        (1,338,916)           (462,607)         (1,187,343)         (1,595,754)
Net realized gains                                                 --                  --                  --                  --
                                                          -------------       -------------       -------------       -------------
Total distributions                                          (1,338,916)           (462,607)         (1,187,343)         (1,595,754)
                                                          -------------       -------------       -------------       -------------
From Share Transactions:
Proceeds from shares sold                                    26,444,907          17,890,410           2,708,247          12,038,050
Value of distributions reinvested                             1,017,183             353,413             907,637           1,237,071
Cost of shares redeemed                                     (10,903,974)        (21,592,846)        (11,091,676)        (27,966,082)
                                                          -------------       -------------       -------------       -------------
Net increase (decrease) from fund share
transactions                                                 16,558,116          (3,349,023)         (7,475,792)        (14,690,961)
                                                          -------------       -------------       -------------       -------------
Total increase (decrease) in net assets                      44,067,637          22,646,121          (7,485,262)        (12,648,252)
Net Assets
Beginning of year                                           114,020,715          91,374,594          64,669,279          77,317,531
                                                          -------------       -------------       -------------       -------------
End of year                                               $ 158,088,352       $ 114,020,715       $  57,184,017       $  64,669,279
                                                          =============       =============       =============       =============
Accumulated net investment income (loss)                  $     387,271       $   1,324,090       $  (1,078,416)      $  (1,001,115)
                                                          =============       =============       =============       =============

Number of Fund Shares
Sold                                                          5,161,729           4,395,320             357,178           1,608,143
Issued for distributions reinvested                             190,128              91,933             120,217             168,309
Redeemed                                                     (1,948,577)         (5,402,979)         (1,462,126)         (3,706,328)
                                                          -------------       -------------       -------------       -------------
Net increase (decrease) in share activity                     3,403,280            (915,726)           (984,731)         (1,929,876)
                                                          =============       =============       =============       =============


                      (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout the period:
                                                      For the
                                                   Period Ended           For the Periods Ended September 30,
                                                  March 31, 2004     -------------------------------------------
                                                    (unaudited)          2003           2002          2001*
                                                  ----------------   -------------  -------------  -------------
Net asset value, beginning of period                      $ 10.56          $ 8.43         $ 8.84        $ 10.00
                                                  ----------------   -------------  -------------  -------------

Income from Investment Operations:

Net investment income (loss)                                    -           (0.01)          0.01              - #
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions                                                 2.29            2.16          (0.41)         (1.16)
                                                  ----------------   -------------  -------------  -------------

Total from Investment Operations                             2.29            2.15          (0.40)         (1.16)
                                                  ----------------   -------------  -------------  -------------

Less Distributions:

From net investment income                                      -           (0.01)         (0.01)             -
From net realized gains                                         -           (0.01)             -              -
                                                  ----------------   -------------  -------------  -------------

Total Distributions                                             -           (0.02)         (0.01)             -
                                                  ----------------   -------------  -------------  -------------

Net asset value, end of period                            $ 12.85         $ 10.56         $ 8.43         $ 8.84
                                                  ================   =============  =============  =============

Total Return                                               21.69%          25.55%         (4.55%)       (11.60%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)                        $72.4           $77.1          $57.1          $61.5

Ratio of expenses to average net assets                     1.12% **        1.17%          1.11%          1.33% **

Ratio of net investment income (loss) to
average net assets                                          0.04% **       (0.07%)         0.07%          0.11% **

Portfolio turnover rate                                       22%             65%            51%            31%

--------------------------------------------------

*     From commencement of operations on May 30, 2001.
#     Amount represents less than $0.01 per share.
**    Ratios for periods less than one year have been annualized.

                      (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout the period:
                                                      For the
                                                   Period Ended         For the Periods Ended September 30,
                                                  March 31, 2004     -------------------------------------------
                                                    (unaudited)          2003           2002          2001*
                                                  ----------------   -------------  -------------  -------------
Net asset value, beginning of period                       $ 7.33          $ 4.80         $ 6.50        $ 10.00
                                                  ----------------   -------------  -------------  -------------

Income from Investment Operations:

Net investment loss                                         (0.03)          (0.06)         (0.08)         (0.04)
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions                                                 0.64            2.59          (1.62)         (3.46)
                                                  ----------------   -------------  -------------  -------------

Total from Investment Operations                             0.61            2.53          (1.70)         (3.50)
                                                  ----------------   -------------  -------------  -------------

Net asset value, end of period                             $ 7.94          $ 7.33         $ 4.80         $ 6.50
                                                  ================   =============  =============  =============

Total Return                                                8.32%          52.71%        (26.15%)       (35.00%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)                        $66.3           $75.0          $49.7          $44.9

Ratio of expenses to average net assets                     1.12% **        1.15%          1.18%          1.40% **

Ratio of net investment loss to
average net assets                                         (0.84%)**       (0.97%)        (1.09%)        (1.24%)**

Portfolio turnover rate                                       10%             62%            18%             5%

--------------------------------------------------

*    From commencement of operations on May 30, 2001.
**   Ratios for periods less than one year have been annualized.

                      (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout the period:
                                                      For the
                                                   Period Ended          For the Years Ended September 30,
                                                  March 31, 2004     -------------------------------------------------------
                                                    (unaudited)        2003        2002       2001       2000        1999
                                                  ----------------   ---------   ---------  ---------  ---------   ---------
Net asset value, beginning of period                       $ 4.79      $ 3.70      $ 4.27     $ 6.69     $ 6.89      $ 5.92
                                                  ----------------   ---------   ---------  ---------  ---------   ---------

Income from Investment Operations:

Net investment income                                        0.01        0.06        0.03       0.02          -  #     0.02
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions                                                 1.07        1.05       (0.60)     (1.83)      0.47        1.47
                                                  ----------------   ---------   ---------  ---------  ---------   ---------

Total from Investment Operations                             1.08        1.11       (0.57)     (1.81)      0.47        1.49
                                                  ----------------   ---------   ---------  ---------  ---------   ---------

Less Distributions:

From net investment income                                  (0.05)      (0.02)          -      (0.01)     (0.02)      (0.06)
From net realized gains                                         -           -  #        -      (0.60)     (0.65)      (0.46)
                                                  ----------------   ---------   ---------  ---------  ---------   ---------

Total Distributions                                         (0.05)      (0.02)          -      (0.61)     (0.67)      (0.52)
                                                  ----------------   ---------   ---------  ---------  ---------   ---------

Net asset value, end of period                             $ 5.82      $ 4.79      $ 3.70     $ 4.27     $ 6.69      $ 6.89
                                                  ================   =========   =========  =========  =========   =========

Total Return                                               22.58%      30.12%     (13.35%)   (29.43%)     6.10%      26.13%

Ratios/Supplemental Data:

Net Assets, end of year (millions)                         $158.1      $114.0       $91.4     $101.4     $152.9      $139.5

Ratio of expenses to average net assets                     1.29% **    1.37%       1.34%      1.44%      1.37%       1.49%

Ratio of net investment income (loss)
to average net assets                                       0.55% **    1.38%       0.59%      0.44%     (0.01%)      0.37%

Portfolio turnover rate                                       32%         39%         69%        90%       101%         85%

--------------------------------------------------

#     Amount represents less than $0.01 per share.
**    Ratios for periods less than one year have been annualized.

                      (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout the period:
                                                      For the
                                                   Period Ended          For the Years Ended September 30,
                                                  March 31, 2004     -----------------------------------------------------
                                                    (unaudited)        2003      2002+       2001       2000       1999
                                                  ----------------   ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period                       $ 7.69      $ 7.48     $ 7.14     $ 7.34     $ 7.85     $ 7.99
                                                  ----------------   ---------  ---------  ---------  ---------  ---------

Income from Investment Operations:

Net investment income                                        0.14        0.29       0.32       0.50       0.29       0.34
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions                                                 0.03        0.08       0.13       0.19      (0.55)     (0.39)
                                                  ----------------   ---------  ---------  ---------  ---------  ---------

Total from Investment Operations                             0.17        0.37       0.45       0.69      (0.26)     (0.05)
                                                  ----------------   ---------  ---------  ---------  ---------  ---------

Less Distributions:

From net investment income                                  (0.16)      (0.16)     (0.11)     (0.89)     (0.25)     (0.09)
                                                  ----------------   ---------  ---------  ---------  ---------  ---------

Total Distributions                                         (0.16)      (0.16)     (0.11)     (0.89)     (0.25)     (0.09)
                                                  ----------------   ---------  ---------  ---------  ---------  ---------

Net asset value, end of period                             $ 7.70      $ 7.69     $ 7.48     $ 7.14     $ 7.34     $ 7.85
                                                  ================   =========  =========  =========  =========  =========

Total Return                                                2.26%       5.06%      6.33%     10.38%     (3.52%)    (0.65%)

Ratios/Supplemental Data:

Net assets, end of period (millions)                        $57.2       $64.7      $77.3     $103.5      $67.1      $79.2

Ratio of expenses to average net assets                     1.07% **    0.97%      0.89%      0.99%      1.22%      1.26%

Ratio of net investment income
to average net assets                                       3.81% **    4.11%      4.33%      4.42%      3.79%      4.03%

Portfolio turnover rate                                       18%         31%        68%       130%        34%        31%

--------------------------------------------------

+ As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and changed its method of amortization. The effect of this change for the Fund for the year ended September 30, 2002 on investment income and net realized and unrealized gain and losses was less than $0.01 per share. The effect of the change on the ratio of net investment income to average net assets was a change of 4.33% from 4.31%. Per share, ratios and supplemental data for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

**   Ratios for periods less than one year have been annualized.

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (unaudited)

--------------------------------------------------------------------------------

Note 1 - Organization and Summary of Significant Accounting Policies

The Bailard, Biehl & Kaiser Cognitive Value Fund ("Value Fund"), the Bailard, Biehl & Kaiser Enhanced Growth Fund ("Growth Fund"), the Bailard, Biehl & Kaiser International Equity Fund ("Equity Fund") and the Bailard, Biehl & Kaiser Bond Opportunity Fund ("Bond Fund"), each a "Fund" and collectively the "Funds," are each a series of the Bailard, Biehl & Kaiser Opportunity Fund Group, Inc., ("Opportunity Fund Group"), a Maryland corporation organized in June 1990 and registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.

The following significant accounting policies are followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation
Each listed equity security and each equity security traded on the NASDAQ National Market is valued at the closing price, or if the closing price is not the last sale price or no sale is reported, at the mean of the closing bid and asked prices. Other equity securities are valued at the mean of the closing bid and asked prices quoted on the over-the-counter market.

Debt securities are valued at prices provided by one or more pricing services, or one or more bona fide market-makers, as of the closing of the relevant market. Short-term securities with remaining maturities of 60 days or less are carried at amortized cost.

Prices are generally taken from the primary market in which the security is traded. In the absence of readily available market quotations, including circumstances where significant events would indicate the market quotation of a security is not reliable, securities are valued at fair value as determined in good faith under procedures established by the Board of Directors. Such circumstances include, but are not limited to, suspensions of trading, war, natural disasters, government actions, significant market fluctuations (such as those caused by the release of news after the closing of a foreign market), corporate actions and announcements, regulatory developments and litigation. In such circumstances, a Fund may consider a variety of factors in determining the fair value of its securities, which value may differ from market quotations. For example, if a significant event is deemed to affect the price of all securities in a geographic region or a specific country after the close of local markets but before the calculation of the Fund's NAV, the investment adviser's Pricing Committee may increase or reduce the price for all of a Fund's securities in that country or region on the basis of price movements in various instruments, including but not limited to, exchange-traded funds, currencies, ADRs, closed-end funds or foreign securities traded on other foreign markets. Such fair valuation may reduce the opportunities for short-term traders to exploit, at the expense of a Fund's other stockholders, the possibility that the last readily available market prices are not current.

The Value Fund invests in small cap stocks, which have specific risks. These risks include, but are not limited to, greater volatility than investments in larger capitalization stocks. The Growth Fund invests primarily in the high technology sector and may invest in private placements and initial public offerings. Each of these investment strategies has specific risks. These risks include, but are not limited to, sector concentration risk in a volatile sector and the risk of investing in private or newly public, unseasoned companies. The Equity Fund and the Bond Fund invest in international securities in developed and emerging market countries, which have specific risks. These risks include, but are not limited to, changes in currency exchange rates, lack of accurate public information and the higher risks that accompany investing in securities of issuers located in emerging market countries. The Bond Fund invests primarily in debt securities, which have specific risks. These risks include, but are not limited to, interest rate risk (the risk that rising interest rates will cause bond prices to fall). For more information about these and other risks, please see the Funds' prospectus.

Foreign Currency

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the mean of the bid and asked prices for the underlying currencies as of 11:00 a.m. New York time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the date of the respective transactions.

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (unaudited)
(Continued)
--------------------------------------------------------------------------------

Note 1 - Continued

The Equity and Bond Funds include foreign exchange gains and losses from dividends and interest receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Equity and Bond Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. The impact of fluctuations in foreign exchange rates on investments is included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts
In connection with purchases and sales of securities denominated in foreign currencies, the Equity and Bond Funds may enter into forward foreign currency exchange contracts ("Contracts"). Additionally, from time to time the Equity and Bond Funds may enter into Contracts to buy or sell foreign currencies to hedge certain foreign currency assets. All contracts are "marked to market" daily based on their amortized forward points and closing spot price of their underlying currencies as of 11:00 a.m. New York time. Any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Equity and Bond Funds record realized gains or losses at the time the Contracts are settled. Risks that may arise upon entering into these Contracts include the potential inability of counterparties to meet the terms of their Contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options
The Funds may purchase and write put and call options. When purchasing options, the Funds pay a premium, which is included in their Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing a put and call option is generally limited to the premium paid. If a Fund writes options and the options expire unexercised, the Fund will realize a capital gain to the extent of the amount received for the options (the "premium"). If the Fund elects to close out the option, it will recognize a gain or loss based on the difference between the cost of the closing option and the initial premium received. When a Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying instrument above the exercise price.

Exchange-traded options other than index options are valued at the mean of the highest closing bid and lowest closing asked prices on that day. Exchange-traded index options are valued at the last sale price only if that price falls on or between the closing bid and asked prices, or if there has been no sale that day, then the index option will be valued using the mean of the closing bid and ask prices. Options traded over-the-counter are valued at the most recent bid quotation in the case of purchase options and at the most recent asked quotation in the case of written options.

When-Issued Securities
When-issued securities are obligations to buy or sell investments to settle on future dates. These may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, this may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring (i.e. a "when, as and if issued" trade). These commitments are reported at market values in the financial statements. Credit risk exists on these commitments to the extent of the unrealized gain on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists as if the securities were owned on a settled basis, and gains and losses are recorded and reported in the same manner. During the commitment period, these investments earn no interest or dividends.

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (unaudited)
(Continued)
--------------------------------------------------------------------------------

Note 1 - Continued

Policy on Amortization
Interest income is recorded as it accrues. If a Fund buys a debt security at a discount (i.e. for less than face value) or premium (i.e. for more than face value), it amortizes the discount or premium from the current date up to maturity using the constant yield to maturity method. The Fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the Fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Federal Income Taxes
The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their stockholders. Also, it is the Funds' intention to make distributions in amounts sufficient to avoid imposition of excise tax under the Internal Revenue Code. Therefore, no provision is made for federal income or excise taxes.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other
Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Funds first become aware of such dividends. Interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. The Funds use the identified cost method for determining realized gain or loss on investments. Certain expenses of the Opportunity Fund Group are allocated among its respective series in such a manner as its Board of Directors deems appropriate.

Note 2 - Purchases and Sales of Securities
For the six months ended March 31, 2004,  aggregate  purchases and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, were as follows:

                                               Purchases               Proceeds
                                               -----------           -----------
Value Fund                                     $16,759,982           $37,154,637
Growth Fund                                    $ 6,784,479           $23,456,678
Equity Fund                                    $60,733,223           $46,060,532
Bond Fund                                      $ 5,615,394           $11,554,443

For the six months ended March 31, 2004, aggregate purchases and proceeds from sales and maturities of U.S. Government obligations were as follows:

                                                Purchases              Proceeds
                                               -----------           -----------
Bond Fund                                      $ 9,223,102           $ 8,164,596

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (unaudited)
(Continued)
--------------------------------------------------------------------------------

Note 3 - Management Fee and Other Transactions with Affiliates

The Funds have an investment management agreement with Bailard, Biehl & Kaiser, Inc. (the "Advisor"). This agreement requires the payment of a monthly fee computed on an annual basis as follows:

                                                      Fee
                                                      ---
                 Value Fund            0.75% of daily average net assets
                 Growth Fund           0.75% of daily average net assets
                 Equity Fund           0.95% of daily average net assets
                 Bond Fund             0.60% of daily average net assets

Each outside Director is compensated by the Funds at the rate of $20,000 per year. In addition, all outside Directors receive an attendance fee of $2,000 plus related travel expenses for each Board of Directors' meeting attended.

Fund stockholders who held in excess of 5% of the relevant Fund's shares outstanding at March 31, 2004, held the following aggregate percentages of the respective Fund's shares:

                 Value Fund               5.05%
                 Bond Fund                12.02%

Note 4 - Tax Information

Tax Basis Unrealized Gain (Loss). At March 31, 2004, the cost of investments and gross and net unrealized gain (loss) for federal income tax purposes were as follows:

                                           Gross Unrealized
                                     ---------------------------
                          Cost           Gain          (Loss)           Net
                      ------------   ------------   ------------    ------------
Value Fund            $ 54,303,638   $ 19,456,141   ($   580,370)   $ 18,875,771

Growth Fund           $ 53,536,880   $ 14,378,094   ($ 1,537,710)   $ 12,840,384

Equity Fund           $123,508,698   $ 37,570,765   ($ 2,869,076)   $ 34,701,689

Bond Fund             $ 51,043,525   $  5,795,928   ($    38,913)   $  5,757,015


At September 30, 2003, the cost of investments and gross and net unrealized gain
(loss) for federal income tax purposes were as follows:

                                           Gross Unrealized
                                     ---------------------------
                          Cost           Gain          (Loss)            Net
                      ------------   ------------   ------------    ------------
Value Fund            $ 69,086,843   $  9,756,430   ($ 1,993,452)   $  7,762,978

Growth Fund           $ 69,845,466   $  8,910,078   ($ 3,603,370)   $  5,306,708

Equity Fund           $102,342,759   $ 18,272,425   ($ 6,828,345)   $ 11,444,080

Bond Fund             $ 59,782,928   $  4,708,215   ($    87,192)   $  4,621,023


Distributions to Stockholders. The tax character of distributions paid during the six months ended March 31, 2004, was as follows:

                        Distributions paid from
                      ---------------------------
                          Net                          Total          Taxable
                       Investment      Capital        Taxable      Distributions
                         Income          Gain       Distributions      Paid
                      ------------   ------------   ------------    ------------
Equity Fund            $1,187,343     $   --          $1,187,343     $1,187,343
Bond Fund              $1,338,916     $   --          $1,338,916     $1,338,916

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (unaudited)
(Continued)
--------------------------------------------------------------------------------

Note 4 - Continued

The tax character of distributions paid during the year ended September 30, 2003, was as follows:

                        Distributions paid from
                      ---------------------------
                           Net                          Total         Taxable
                       Investment      Capital         Taxable     Distributions
                         Income          Gain       Distributions      Paid
                      ------------   ------------   ------------    ------------
Value Fund             $   54,846     $   70,594     $  125,440     $  125,440
Equity Fund            $  462,607     $     --       $  462,607     $  462,607
Bond Fund              $1,595,754     $     --       $1,595,754     $1,595,754

As of September 30, 2003, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

                                           Expires
                ----------------------------------------------------------------
                   2008        2009          2010         2011          Total
                ---------   ----------   -----------   -----------   -----------
Value Fund      $    --     $     --     $      --     $ 1,844,804   $ 1,844,804
Growth Fund     $    --     $     --     $ 2,217,961   $ 4,461,662   $ 6,679,623
Equity Fund     $    --     $  747,940   $18,446,073   $12,036,556   $31,230,569

Bond Fund       $ 592,542   $  336,811   $ 1,338,009   $      --     $ 2,267,362

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended September 30, 2003, the Funds elected to defer post October capital losses and post October currency losses of:

                   Capital           Currency
                   Losses             Losses
              ----------------   ----------------
Value Fund      ($ 3,420,070)      $       --

Growth Fund     ($13,393,059)      $       --
Bond Fund       $       --         ($ 1,316,961)

As of September 30, 2003, the components of accumulated earnings / (deficit) on a tax basis were as follows:

                                                                                                                    Total
                             Undistributed    Undistributed                     Accumulated      Unrealized       Accumulated
                                Ordinary        Long-Term       Accumulated     Capital and     Appreciation/      Earnings/
                                 Income       Capital Gains      Earnings       Other Losses    (Depreciation)     (Deficit)
                             ---------------- ---------------- --------------- ---------------- --------------- -----------------
Value Fund                   $       --         $   --           $       --     ($ 5,264,874)     $  7,762,978       $  2,498,104

Growth Fund                  $       --         $   --           $       --     ($20,072,682)     $  5,306,708       ($14,765,974)

Equity Fund                  $  1,338,923       $   --           $  1,338,923   ($31,230,569)     $ 11,450,978       ($18,440,668)

Bond Fund                    $       --         $   --           $       --     ($ 3,584,323)     $  4,547,947       $    963,624



Note 5 - Indemnification

Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (unaudited)
(Continued)
--------------------------------------------------------------------------------

Note 6 - Forward Foreign Currency Contracts

At March 31, 2004, the Bond Fund had open forward foreign currency contracts which obligated it to exchange currencies at specified future dates. At the maturity of a forward contract, the Bond Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Bond Fund under the contracts, including contracts which have been offset but remained unsettled, have been netted against the forward value of the currency to be delivered by the Bond Fund. The remaining amount is shown as an unrealized gain or loss on forward currency contracts. The Bond Fund's open forward foreign currency exchange contracts outstanding at March 31, 2004 were as follows:

        USD          Currency               Currency          USD          Delivery      Unrealized
    Receivable      Deliverable            Receivable       Payable          Date       Gain (Loss)
    ----------      -----------            ----------       -------          ----       -----------

   $ 1,240,602      1,650,000     CAD             --     $        --        6/14/04     $  (12,370)

     4,267,550      3,500,000     EUR             --              --        6/14/04        (26,452)

     2,626,143      1,469,582     GBP        269,582         489,299        6/14/04        (54,563)
     3,842,676    425,000,000     JPY    200,000,000       1,879,357        6/14/04       (204,875)

       689,850      1,050,000     NZD             --              --        6/14/04         (3,364)

     1,130,695      8,500,000     SEK             --              --        6/14/04          5,532
  -------------                                          ------------                   ------------
  $ 13,797,516                                           $ 2,368,656                    $ (296,092)
  =============                                          ============                   ============

                                    Currency Legend:

             CAD    -   Canadian Dollar           NZD     -   New Zealand Dollar
             EUR    -   Euro                      SEK     -   Swedish Krona
             GBP    -   British Pound             USD     -   US Dollar
             JPY    -   Japanese Yen

Federal Income Tax Information (Unaudited)

For the six months ended March 31, 2004, the Equity Fund earned foreign source income of $1,456,845 and the Fund incurred foreign taxes of $112,519, which the Fund may elect to pass through to stockholders as foreign tax credits on Form 1099-DIV for the year ended December 31, 2004.

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Funds will designate, in their September 30, 2004 stockholders' report, a maximum dollar amount that can be treated as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2004. In January 2005, stockholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2004. Stockholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

ITEM 2. CODE OF ETHICS.

Not required for this semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for this semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for this semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for this semi-annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which stockholders may recommend nominees to the registrant's Board of Directors.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 11(a)(2).

(a)(3) Not applicable

(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as exhibit 11(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.
 -------------------------------------

By (Signature and Title)

/s/ Peter Molyneux Hill
=======================
Peter Molyneux Hill
Title: Chairman
Date: June 4, 2004

By (Signature and Title)

/s/ Barbara Vaughan Bailey
=======================
Barbara Vaughan Bailey
Title: Treasurer
Date: June 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Peter Molyneux Hill
=======================
Peter Molyneux Hill
Title: Chairman
Date: June 4, 2004

By (Signature and Title)

/s/ Barbara Vaughan Bailey
=======================
Barbara Vaughan Bailey
Title: Treasurer
Date: June 4, 2004

* Print name and title of each signing officer under his or her signature.





EXHIBIT 11(a)(2)
SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, Peter Molyneux Hill, certify that:

1. I have reviewed this report on Form N-CSR of Bailard, Biehl & Kaiser Opportunity Fund Group, Inc. on behalf of: The Bailard, Biehl & Kaiser Cognitive Value Fund (Cognitive Value Fund), the Bailard, Biehl & Kaiser Enhanced Growth Fund (Enhanced Growth Fund), the Bailard, Biehl & Kaiser International Equity Fund (International Equity Fund) and the Bailard, Biehl & Kaiser Bond Opportunity Fund (Bond Opportunity Fund) ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

c. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 4, 2004


/s/ Peter Molyneux Hill
=======================
Peter Molyneux Hill
Chairman








EXHIBIT 11(a)(2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Barbara Vaughan Bailey, certify that:

1. I have reviewed this report on Form N-CSR of Bailard, Biehl & Kaiser Opportunity Fund Group, Inc. on behalf of: The Bailard, Biehl & Kaiser Cognitive Value Fund (Cognitive Value Fund), the Bailard, Biehl & Kaiser Enhanced Growth Fund (Enhanced Growth Fund), the Bailard, Biehl & Kaiser International Equity Fund (International Equity Fund) and the Bailard, Biehl & Kaiser Bond Opportunity Fund (Bond Opportunity Fund) ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

c. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 4, 2004


/s/ Barbara Vaughan Bailey
==========================
Barbara Vaughan Bailey
Treasurer





EXHIBIT 11(b)
SECTION 906 CERTIFICATIONS

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of Bailard, Biehl & Kaiser Opportunity Fund Group, Inc. on behalf of: The Bailard, Biehl & Kaiser Cognitive Value Fund (Cognitive Value Fund), the Bailard, Biehl & Kaiser Enhanced Growth Fund (Enhanced Growth Fund), the Bailard, Biehl & Kaiser International Equity Fund (International Equity Fund) and the Bailard, Biehl & Kaiser Bond Opportunity Fund (Bond Opportunity Fund) ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 3/31/04 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


Date: June 4, 2004

/s/ Peter Molyneux Hill
=======================
Peter Molyneux Hill
Title: Chairman


Date: June 4, 2004

/s/ Barbara Vaughan Bailey
==========================
Barbara Vaughan Bailey
Title: Treasurer



This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.